As filed with the Securities and Exchange Commission on May 19, 2014

Securities Act Registration No. 333-123290

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. 1	[X]
Post-Effective Amendment No. __	[ ]

360 FUNDS
(Exact Name of Registrant as Specified in Charter)

4520 Main Street, Suite 1425
Kansas City, MO 64111
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

Randall Linscott
4520 Main Street, Suite 1425
Kansas City, MO 64111
(Name and Address of Agent for Service)

With Copies To:
Matthew A. Swendiman, Esq.
Graydon Head & Ritchey LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH 45202

Title of securities being registered: Shares of a series of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-21726).

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

COMBINED PROXY STATEMENT AND PROSPECTUS

FOR THE REORGANIZATION OF

IMS Capital Value Fund
IMS Strategic Income Fund
IMS Dividend Growth Fund

(each a series of Unified Series Trust)

INTO

IMS Capital Value Fund
IMS Strategic Income Fund
IMS Dividend Growth Fund

(each a series of 360 Funds)

And

STATEMENT OF ADDITIONAL INFORMATION

TO COMBINED PROXY STATEMENT AND PROSPECTUS

May __, 2014

IMS Capital Value Fund
IMS Strategic Income Fund
IMS Dividend Growth Fund

IMS Capital Management, Inc.
c/o Huntington Asset Services, Inc.
2960 N. Meridian Street Suite 300
Indianapolis, Indiana 46208
May __, 2014

Dear Shareholder,

We are sending this information to you because you are a shareholder of one of IMS Capital Value Fund, IMS Strategic Income Fund, or IMS Dividend Growth Fund (each, an “Existing Fund” and, collectively, the “Existing Funds”).  We are pleased to announce that after careful consideration, IMS Capital Management, Inc. (“IMS”), the Existing Funds’ investment adviser, recommends the reorganization of each Existing Fund into an identically-named, newly created series of 360 Funds (each, a “New Fund” and, collectively, the “New Funds”).   The proposed reorganization will not result in a change in the investment adviser to the Existing Funds, or any change to an Existing Fund’s investment objective.

A Special Meeting of Shareholders of the Existing Funds is to be held at 10:00 a.m. Eastern Time on May _, 2014, at 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208, where shareholders of each Existing Fund will be asked to vote on the Reorganization of their Existing Fund into the corresponding New Fund.  A Combined Proxy Statement and Prospectus (the “Proxy Statement”) regarding the meeting, a proxy card for your vote at the meeting, and a postage-prepaid envelope in which to return your proxy card are enclosed.

As explained in the enclosed information statement, upon satisfaction of the conditions set forth in the Agreement and Plan of Reorganization, your current shares in the Existing Fund will be exchanged for shares of the applicable New Fund at the closing of the reorganization.  This exchange is expected to be a tax-free exchange for shareholders. You may purchase and redeem shares of an Existing Fund in the ordinary course until the last business day before the closing.  Purchase and redemption requests received after that time will be treated as purchase and redemption requests for shares of the applicable New Fund received in connection with the reorganization.

It is anticipated that each New Fund’s operating costs following the Reorganization will be lower than the corresponding Existing Fund’s current operating costs.  The reorganization will not result in any increase in the advisory fees payable by a New Fund as compared to the advisory fees that are currently paid by the corresponding Existing Fund.  No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the reorganization.  Shareholders of each Existing Fund will vote separately on the reorganization of their Existing Fund in to the identically-named New Fund.  If Existing Fund shareholders approve the reorganization and certain closing conditions are met, the reorganization will take effect on or about May __, 2014.  At that time, the shares of the Existing Fund that you currently own would, in effect, be exchanged on a tax-free basis for shares of the identically-named New Fund with the same aggregate net asset value as that of your Existing Fund shares at the time of the Reorganization, as follows:

Unified Series Trust		360 Funds
IMS Capital Value Fund	-->	IMS Capital Value Fund
IMS Strategic Income Fund	-->	IMS Strategic Income Fund
IMS Dividend Growth Fund	-->	IMS Dividend Growth Fund

The Board of Trustees on behalf of each Existing Fund has unanimously approved the proposed reorganization, at the request of IMS Capital Management, subject to approval by each Existing Fund’s shareholders.

More information on each New Fund, reasons for the proposed Reorganization and projected benefits of the reorganization are contained in the enclosed Proxy Statement.  You should review the Proxy Statement carefully and retain it for future reference.  Shareholder approval is required to effect each Reorganization, which are expected to close on or about May __, 2014.

Sincerely,

/s/ Carl Marker

Carl Marker
Chairman and Chief Investment Officer
IMS Capital Management, Inc.

UNIFIED SERIES TRUST
IMS Capital Value Fund
IMS Strategic Income Fund
IMS Dividend Growth Fund

c/o Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, Indiana 46208

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD May __, 2014.

To the Shareholders of the IMS Capital Value Fund, the IMS Strategic Income Fund, and the IMS Dividend Growth Fund:

NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders (the “Special Meeting”) of each of the IMS Capital Value Fund, the IMS Strategic Income Fund, and the IMS Dividend Growth Fund (each an “Existing Fund” and, collectively, the “Existing Funds”) is to be held at 10:00 a.m. Eastern Time on May__, 2014, at Huntington Asset Services, Inc., 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208.  At the Special Meeting, shareholders will consider a proposal with respect to their Existing Fund to approve the Agreement and Plan of Reorganization (the “Plan”) pursuant to which each Existing Fund will transfer all of its assets to an identically named, newly-created series of 360 Funds (each, a “New Fund” and, collectively, the “New Funds”), as indicated below, in exchange for shares of the Existing Fund and the assumption by the Existing Fund of all of the liabilities of the Existing Fund (the “Reorganization”).  Shares of the New Fund will be distributed pro rata by the applicable Existing Fund to holders of its shares.

Shareholders of each Existing Fund will vote separately on the proposal, as shown below.

Unified Series Trust (the Existing Funds)		360 Funds (the New Funds)	Proposal #
IMS Capital Value Fund	-->	IMS Capital Value Fund	1
IMS Strategic Income Fund	-->	IMS Strategic Income Fund	2
IMS Dividend Growth Fund	-->	IMS Dividend Growth Fund	3

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.  Shareholders of record of the shares of beneficial interest in an Existing Fund as of the close of business on April __, 2014, are entitled to vote on the Reorganization of their Existing Fund at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business or the vote required to approve any proposal is not obtained at the Special Meeting or if a quorum is obtained, but sufficient votes required to approve the Plan are not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal.  Whether or not a quorum is present, any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares represented at that meeting, either in person or by proxy.  The meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice unless a new record date is established for the adjourned meeting and the adjourned meeting is held more than 60 days from the date set for the original meeting.  The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

By order of the Board of Trustees of Unified Series Trust,

/s/ Tara Pierson

Tara Pierson, Secretary
May __, 2014

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on May __, 2014 or any adjournment or postponement thereof.  This Notice and Combined Proxy Statement and Prospectus are available on the internet at www.imsfunds.com. On this website, you will be able to access this Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders.  We encourage you to access and review all of the important information contained in the proxy materials before voting.

IMPORTANT — We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience. You also may in person at the time and at the address indicated on your proxy card; through the internet, by visiting the website address on your proxy card; or by telephone, by using the toll-free number on your proxy card. Your prompt vote may save each of the Existing Funds the necessity of further solicitations to ensure a quorum at the Special Meeting.

UNIFIED SERIES TRUST
IMS Capital Value Fund
IMS Strategic Income Fund
IMS Dividend Growth Fund

Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, Indiana 46208

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: May __, 2014

Question:  What is this document and why did you send it to me?

Answer:  The attached document is a proxy statement for the IMS Capital Value Fund, the IMS Strategic Income Fund, and the IMS Dividend Growth Fund (each, an “Existing Fund”, and together, the “Existing Funds”), and a prospectus for shares of the new IMS Capital Value Fund, the IMS Strategic Income Fund, and the IMS Dividend Growth Fund (each, a “New Fund”, and together, the “New Funds”), each a newly created series of 360 Funds.  The purpose of this Combined Proxy Statement and Prospectus (the “Proxy Statement”) is to solicit votes from shareholders of the Existing Funds to approve the proposed reorganizations of the Existing Funds into the New Funds (each, a “Reorganization”, and collectively, the “Reorganizations”) as described in the Agreement and Plan of Reorganization between UST and the 360 Funds on behalf of each Existing Fund (each, a “Plan”, and collectively, the “Plans”).

The Proxy Statement contains information that shareholders of the Existing Funds should know before voting on the Reorganization.  The Proxy Statement should be reviewed and retained for future reference.

Question:  What is the purpose of the Reorganization?

Answer:  The primary purpose of the Reorganization is to move your Existing Fund from its existing multi-series trust to another multi-series trust, 360 Funds.   IMS Capital Management, Inc. (“IMS”), the investment adviser to each Existing Fund, has determined that the Existing Funds could benefit from the lower cost fund accounting, administration and transfer agency services currently provided to series of 360 Funds by M3Sixty Administration, LLC (“M3Sixty”) and, therefore, has recommended that your Existing Funds be reorganized as series of 360 Funds. In addition, it is expected that cost savings in areas such as trustee, legal and printing costs will also be realized by the New Funds.

Huntington National Bank will continue to serve as custodian for the assets of the New Funds following the Reorganization, and [     ] will continue to serve as independent auditors of the New Funds.  The New Funds will be overseen by a different Board of Trustees.

IMS, the current investment adviser to the Existing Funds, believes that, following the proposed reorganizations, the expense ratio of each New Fund will be lower than the expense ratio for the corresponding Existing Fund.  IMS recommends that the Existing Funds be reorganized as series of 360 Funds.

Question:  How will the Reorganization work?

Answer:  In order to reorganize the Existing Funds as series of 360 Funds, substantially similar funds, each referred to as a “New Fund,” have been created as new series of 360 Funds.  If shareholders of an Existing Fund approve that Fund’s Plan, the Existing Fund will transfer all of its assets to the corresponding New Fund in return for shares of the New Fund and the New IMS’s Fund’s assumption of the Existing Fund’s liabilities.  The Existing Fund will then distribute the shares it receives from the New Fund to shareholders of the Existing Fund.

The Reorganization of each Existing Fund is conditioned on Reorganization of each other Existing Fund.  Therefore, if shareholders of one Existing Fund approve the Reorganization Agreement while shareholders of another Existing Fund do not, it is anticipated that none of the Reorganizations would take place as described in this Proxy Statement while the Board would consider what actions, if any, would be appropriate with respect to the Existing Funds.

i

Immediately after the Reorganization, each shareholder will hold the same number of shares of the New Fund, with the same net asset value per share and total value, as the shares of the Existing Fund that he or she held immediately prior to the Reorganization.  Subsequently, the Existing Fund will be liquidated.

Please refer to the Proxy Statement for a detailed explanation of the proposal.  If the an Existing Fund’s Plan is approved by shareholders of each of the Existing Funds at the Special Meeting of Shareholders (the “Special Meeting”), the Reorganization presently is expected to be effective on or about May __, 2014.

Question:  How will the Reorganization affect me as a shareholder?

Answer:  If you are a shareholder of an Existing Fund, you will become a shareholder of the corresponding New Fund.  The shares of the New Fund that you receive immediately following the Reorganization will have a total net asset value equal to the total net asset value of the shares you held in the Existing Fund as of the closing date of the Reorganization.  The Reorganization will not affect the value of your investment at the time of the Reorganization.  Each Existing Fund’s Reorganization is expected to be tax-free to the Existing Fund and its shareholders.

The Reorganizations will not shift day-to-day portfolio management responsibility.  By engaging IMS to manage each New Fund, the current investment adviser to the Existing Funds will continue to use the same portfolio management team that has been responsible for the Existing Funds since their inception.  The investment objective and strategies of each New Fund will be substantially similar to those of the corresponding Existing Fund.

The Reorganizations will affect other services currently provided to the Existing Funds.  Matrix Capital Group, Inc. (“Matrix”) will be the distributor and principal underwriter of the New Funds’ shares; Foreside Distribution Services, LP currently serves as the distributor and principal underwriter of the Existing Funds’ shares. Each New Fund will engage M3Sixty as transfer agent, fund accountant and administrator; Huntington Asset Services, Inc. currently serves as transfer agent, fund accountant and administrator for the Existing Funds.  Huntington National Bank, which currently serves as custodian to the Existing Funds, will also serve as custodian to the New Funds.

Each Existing Fund’s Reorganization will move the assets of the Existing Funds from Unified Series Trust, which is an Ohio business trust, to the corresponding New Fund, a series of 360 Funds, a Delaware statutory trust.  Therefore, as a result of the Reorganization, the New Fund will operate under the supervision of a different Board of Trustees.

Question:  Who will manage the New Funds?

Answer:  IMS will continue to be responsible for overseeing the management of each New Fund, and the portfolio managers who are primarily responsible for the day-to-day portfolio management of each Existing Fund will continue to manage the corresponding New Fund.  IMS is an experienced provider of investment advisory services to institutional and retail investors, with over $164.7 million in assets under management as of December 31, 2013.  Since 1988, IMS has provided actively managed portfolios for a wide range of clients, including individuals and trusts, institutions, foundations, and retirement plans.

Question:  How will the Reorganization affect the fees and expenses I pay as a shareholder of the IMS Capital Value Fund, the IMS Strategic Income Fund, and/or the IMS Dividend Growth Fund?

Answer:  It is anticipated that each New Fund’s operating costs following the Reorganization will be lower than the corresponding Existing Fund’s current operating costs.  The Reorganization will not result in any increase in the advisory fees payable by the New Funds over the advisory fees currently incurred by the Existing Funds (after taking into account IMS’s contractual agreement to limit the IMS Strategic Income Fund’s and the IMS Dividend Growth Fund’s expenses).

IMS has contractually agreed to waive its fee or reimburse the existing IMS Strategic Income Fund and IMS Dividend Growth Fund so that each of these Fund’s total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund’s average daily net assets through October 31, 2014, subject to IMS’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap.  IMS has agreed to continue these expense cap agreements for the corresponding New Funds through May 31, 2015 on the same terms as the existing IMS Strategic Income Fund’s and IMS Dividend Growth Fund’s existing expense cap agreements.

ii

Question:  Will the Reorganization result in any taxes?

Answer:  Neither the Existing Funds nor the Existing Funds’ shareholders are expected to recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization. UST and 360 Funds expect to receive a tax opinion confirming this position.  Shareholders should consult their tax adviser about possible state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganization only.

Question:  Will I be charged a sales charge or contingent deferred sales charge (CDSC) as a result of the Reorganization?

Answer:  No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the Reorganization.

Question:  Why do I need to vote?

Answer:  Your vote is needed to ensure that a quorum and sufficient votes are present at the Special Meeting so that the proposal with respect to your Existing Fund can be acted upon.  Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote, which would result in additional expenses.  Your vote is very important to us regardless of the number of shares you own.

Question:  How does UST’s Board of Trustees (the “Board”) recommend that I vote?

Answer:  After careful consideration and based upon IMS Capital’s recommendation, the Board unanimously recommends that shareholders vote “FOR” the Plan.

Question:  Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer:  The majority of the reorganization expenses will be paid by IMS and M3Sixty.  The Funds and their shareholders will bear certain legal, printing, filing and mailing costs in connection with the reorganization.

Question:  What will happen if a Plan is not approved by shareholders?

Answer:  The Reorganization of each Existing Fund into the corresponding New Fund is contingent on the completion of the respective Plan.  If shareholders of any Existing Fund do not approve the Existing Fund’s Plan, the Reorganization will not take effect and the Board of Trustees will take such action as it deems to be in the best interests of the Existing Fund and its shareholders.

Question:  How do I vote my shares?

Answer:  You can vote your shares by mail, telephone or internet by following the instructions on the enclosed proxy card.  You may also vote your shares in person by personally attending the meeting on May [__], 2014 at the offices of Huntington Asset Services, Inc., 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208.

Question:  Who do I call if I have questions?

Answer:  If you have any questions about your Existing Fund’s Reorganization, Plan, this Proxy Statement or the proxy card, please do not hesitate to call 1-888-904-7586.

iii

COMBINED PROXY STATEMENT/PROSPECTUS

May __, 2014

FOR THE REORGANIZATION OF

IMS CAPITAL VALUE FUND
IMS STRATEGIC INCOME FUND
IMS DIVIDEND GROWTH FUND
Each a series of Unified Series Trust

c/o Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, Indiana 46208
(800) 934-5550

IN EXCHANGE FOR SHARES OF

IMS CAPITAL VALUE FUND
IMS STRATEGIC INCOME FUND
IMS DIVIDEND GROWTH FUND
Each a series of 360 Funds

c/o Matrix 360 Administration, LLC
P.O. Box 410559, Kansas City, MO 64141

This Combined Proxy Statement and Prospectus (the “Proxy Statement”) is a proxy statement for each Existing Fund (as defined below) and a prospectus for each New Fund (as defined below).  This Proxy Statement contains information you should know before voting on the following proposals with respect to your Existing Fund, as indicated below.  Please read this Proxy Statement and keep it for future reference.

Proposal	To be voted on by shareholders of:
1.
To approve the Agreement and Plan of Reorganization (a “Reorganization Agreement”) by and among Unified Series Trust (“UST”), on behalf of its series IMS Capital Value Fund (an “Existing Fund”), 360 Funds, on behalf of its series IMS Capital Value Fund (a “New Fund”), IMS Capital Management, Inc. (“IMS”), and Matrix 360 Administration, LLC.  Under the Reorganization Agreement, the Existing Fund will transfer all of its assets to the New Fund in exchange for shares of the New Fund and the assumption by the New Fund of all of the liabilities of the New Fund.  Shares of the New Fund will be distributed pro rata by the Existing Fund to holders of its shares.
IMS Capital Value Fund
2.
To approve the Agreement and Plan of Reorganization (a “Reorganization Agreement”) by and among UST, on behalf of its series IMS Strategic Income Fund (an “Existing Fund”), 360 Funds, on behalf of its series IMS Capital Value Fund (a “New Fund”), IMS, and Matrix 360 Administration, LLC.  Under the Reorganization Agreement, the Existing Fund will transfer all of its assets to the New Fund in exchange for shares of the New Fund and the assumption by the New Fund of all of the liabilities of the New Fund.  Shares of the New Fund will be distributed pro rata by the Existing Fund to holders of its shares.
IMS Strategic Income Fund
3.
To approve the Agreement and Plan of Reorganization (a “Reorganization Agreement”) by and among UST, on behalf of its series IMS Dividend Growth Fund (an “Existing Fund”), 360 Funds, on behalf of its series IMS Capital Value Fund (a “New Fund”), IMS, and Matrix 360 Administration, LLC.  Under the Reorganization Agreement, the Existing Fund will transfer all of its assets to the New Fund in exchange for shares of the New Fund and the assumption by the New Fund of all of the liabilities of the New Fund.  Shares of the New Fund will be distributed pro rata by the Existing Fund to holders of its shares.
IMS Dividend Growth Fund

The proposals will be considered at a joint special meeting of shareholders (“Special Meeting”) to be held at the offices of Huntington Asset Services, Inc., 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208 on May __, 2014, at 10:00 a.m. Eastern Time.

UST is an open-end management investment company organized as an Ohio business trust.  360 Funds is an open-end management investment company organized as a Delaware statutory trust.  IMS is the investment adviser to each Existing Funds and will be responsible for providing investment advisory and portfolio management services to each New Fund following the Reorganization. The Board of Trustees of UST (the “Board”) unanimously recommends that shareholders approve each Existing Fund’s Reorganization into the corresponding New Fund.  The Reorganization of each Existing Fund is conditioned on Reorganization of each other Existing Fund.  Therefore, if shareholders of one Existing Fund approve the Reorganization Agreement while shareholders of another Existing Fund do not, it is anticipated that none of the Reorganizations would take place as described in this Proxy Statement while the Board would consider what actions, if any, would be appropriate with respect to the Existing Funds.

If you need additional copies of this Proxy Statement, please contact the Existing Funds at (800) 934-5550 or in writing at IMS Capital Management, Inc., c/o Huntington Asset Services, Inc., 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208.  Additional copies of this Proxy Statement will be delivered to you promptly upon request.  For a free copy of the Existing Funds’ annual report for the fiscal year ended June 30, 2013, or its most recent semi-annual report, please contact Huntington Asset Services, Inc., 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208 or call (800) 934-5550.

How the Reorganization Will Work:

•	Each Existing Fund will transfer all of its assets and liabilities to the corresponding New Fund.

•
Each New Fund will issue that number of shares of beneficial interest to the Existing Fund in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of the Existing Fund on the last business day preceding the closing of the Reorganization.

•
Each New Fund will open accounts for the Existing Fund shareholders, crediting the shareholders, in exchange for their shares of the Existing Fund, with that number of full and fractional shares of the New Fund that are equivalent in aggregate net asset value to the aggregate net asset value of the shareholders’ shares in the Existing Fund at the time of the Reorganization.

•	After the Reorganizations are completed and shareholders of each Existing Fund have received their shares of the corresponding New Fund, UST will terminate the Existing Funds.

IMS and the Board of Trustees of UST (the “Board”) carefully considered each proposed Reorganization, and, after careful consideration, the Board unanimously approved each Reorganization based on IMS’ recommendation.  A copy of the form of each Reorganization Agreement is attached to this Proxy Statement as Appendix A.  As further described later in this Proxy Statement, each Reorganization Agreement is required to be approved by a majority of the outstanding shares of the Existing Fund, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”).  Accordingly, shareholders of each Existing Fund are being asked to vote on and approve the Reorganization Agreement.

The Existing Fund’s Prospectus dated October 28, 2013 and Annual Report to Shareholders for the fiscal year ended June 30, 2013, containing audited financial statements, have been previously mailed to shareholders.  Copies of these documents are available upon request and without charge by writing to UST, through the Internet at www.imsfunds.com, or by calling (800) 934-5550.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this Proxy Statement:

•
The Prospectus and Statement of Additional Information for the Existing Funds dated October 28, 2013, are incorporated by reference to Post-Effective Amendment No. 287 to UST’s Registration Statement on Form N-1A (File No. 811-21237), filed with the SEC on October 28, 2013.

•
The Report of the Independent Registered Public Accounting Firm for and audited financial statements of the Existing Funds, are incorporated by reference to the Annual Report of the Existing Funds for the fiscal year ended June 30, 2013, filed on Form N-CSR (File No. 811-21237) with the SEC on September 5, 2013.

•
The unaudited financial statements of the Existing Funds are incorporated by reference to the Semi-Annual Report of the Existing Funds for the six-month fiscal period ended December 31, 2013, filed on Form N-CSR (File No. 811-21237) with the SEC on March 6, 2014.

This Proxy Statement will be mailed on or about May __, 2014 to shareholders of record of the Existing Funds as of April __, 2014 (the “Record Date”).

Copies of these materials and other information about 360 Funds, the Existing Funds and the New Funds are available upon request and without charge by writing to the address below or by calling the telephone numbers listed as follows:

For inquiries regarding the Existing Funds:	For inquiries regarding the New Funds :
IMS FUNDS c/o Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, Indiana 46208 (800) 934-5550 http://www.imsfunds.com	IMS FUNDS c/o Matrix 360 Administration, LLC P.O. Box 410559, Kansas City, MO 64141 (800) 934-5550 http://www.imsfunds.com

Shareholder approval is required to effect each Reorganization.  The Special Meeting is scheduled for May __, 2014.  If you are unable to attend the Special Meeting, please complete and return the enclosed Proxy Card by May __, 2014.

The SEC has not approved or disapproved the New Funds’ shares to be issued in the Reorganizations nor has it passed on the accuracy or adequacy of this Proxy Statement.  Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund.

SUMMARY	1
REORGANIZATION PROPOSALS	1
INFORMATION ABOUT THE REORGANIZATION	23
ADDITIONAL INFORMATION ABOUT THE REORGANIZATION	27
VOTING INFORMATION	32
LEGAL MATTERS	33
EXPERTS	33
OTHER MATTERS	34
INDEX DESCRIPTIONS	7

SUMMARY

This Proxy Statement is being used by each Existing Fund to solicit proxies to vote at the Special Meeting.   The following is a summary of more complete information appearing later in this Proxy Statement or incorporated herein.  You should read carefully the entire Proxy Statement, including the Reorganization Agreement for your Existing Fund, the form of which is attached as Appendix A, because it contains details that are not in the summary.

Under each Existing Fund’s Reorganization Agreement, the Existing Fund would be reorganized into a newly created series of 360 Funds, a Delaware statutory trust (the “Reorganization”).  Each New Fund was created solely for the purpose of acquiring and carrying on the business of the corresponding Existing Fund and will not engage in any operations prior to the Reorganization other than in connection with organizational activities.  If shareholders of an Existing Fund approve the Existing Fund’s Reorganization Agreement, the Existing Fund will transfer all of its assets to the corresponding New Fund in exchange for shares of the New Fund and the New Fund’s assumption of the Existing Fund’s liabilities.  The Reorganization Agreement further provides that the Existing Fund will then distribute the shares received from the New Fund to the Existing Fund’s shareholders.  As a result, the total value of the shares held by a shareholder of an Existing Fund immediately prior to the Reorganization will be equal to the number and total value of the shares that the shareholder will receive from the corresponding New Fund.  Each Reorganization, if approved by shareholders, is expected to take place May [__], 2014, although that date may be adjusted in accordance with the terms of the Reorganization Agreement.

The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  For information on the tax consequences of the Reorganization, see the sections titled “Summary – Federal Income Tax Consequences of the Reorganization” and “Information About the Reorganization – Federal Income Tax Consequences” in this Proxy Statement.

The Board has fixed the close of business on April __, 2014 as the record date for the determination of shareholders entitled to receive notice of and to vote at the Special Meeting and any adjournments thereof.  In considering whether to approve a proposal relating to your Existing Fund’s Reorganization, you should review the information in this Proxy Statement that relates to the proposal and the Reorganization generally.

REORGANIZATION PROPOSALS

Proposal 1: Comparison of Investment Objectives, Strategies and Risks.  Reorganization of IMS Capital Value Fund, a series of UST, into IMS Capital Value Fund, a series of 360 Funds.

The Existing Fund and the New Fund have substantially similar investment objectives and strategies, which are presented below.  One major difference, however, is that while the Existing Fund is prohibited from purchasing illiquid securities (securities which cannot be sold in the ordinary course of business due to contractual or legal restrictions on resale), the New Fund  may invest up to 15% of its total assets in illiquid securities.  Regardless, IMS does not expect to invest in illiquid securities in the New Fund. The New Fund has been created as a new series of 360 Funds solely for the purpose of acquiring the Existing Fund’s assets and continuing its business investment strategy and will not conduct any investment operations until after the closing of the Reorganization.  For a comparison of the Existing Fund’s and the New Fund’s investment limitations, please see the section “Additional Information about the Existing Funds and the New Funds—Comparison of Investment Limitations”, below.

Investment Objective

The Existing Fund and the New Fund share the same investment objective: long-term growth from capital appreciation and, secondarily, income from dividends and interest.  This investment objective may be changed without shareholder approval.

Principal Investment Strategies

The principal investment strategies and processes of the Existing Fund and the New Fund (in this section, collectively, the “Fund”) are substantially the same, and are as follows.

The Fund invests primarily in common stocks of mid-cap and large-cap U.S. companies.  With respect to both mid-cap and large-cap stocks, the Fund’s advisor, IMS, employs a selection process designed to produce a diversified portfolio of companies exhibiting both value and positive momentum characteristics.  Value characteristics include a historically low stock price, as well as historically low fundamental ratios such as price to earnings, price to sales, price to book value and price to cash flow. Positive momentum characteristics include positive earnings revisions, positive earnings surprises, relative price strength and other developments that may favorably affect a company’s stock price, such as a new product or change in management.  IMS selects stocks based on value characteristics; however, the Fund will not invest in an undervalued stock until it also exhibits positive momentum characteristics.

IMS seeks to reduce risk through diversification and through the ownership of undervalued companies, which may be less volatile than overpriced companies whose fundamentals do not support their valuations. Companies selected generally will have a total market capitalization at the time of purchase from $2 billion up to $11 billion, which IMS considers to be “mid-cap” companies, or greater than $11 billion, which IMS considers to be “large-cap” companies.  The Fund may continue to hold a security even after it falls below these capitalization levels. IMS generally seeks companies that it believes are well-capitalized, globally diversified, and that have the resources to weather negative business conditions successfully. IMS believes mid-cap companies have the potential to deliver the best characteristics of both small and large companies – the flexible, innovative, high-growth aspects of small companies and the proven management, products, liquidity and global diversification of large companies.

Most stocks in the Fund’s portfolio fall into one of IMS’s seven strategic focus areas: healthcare, technology, financial services, communications/entertainment, consumer, consolidating industries and historically defensive industries. IMS believes that stocks in these focus areas have the potential to produce superior long-term returns.  In addition, IMS carefully diversifies the Fund’s holdings to ensure representation in all ten major broad-based industry sectors as defined by Standard & Poor’s, Inc.

IMS employs a patient approach to the stock selection process, believing that most traditional value managers tend to purchase companies too early.  IMS believes that after a stock experiences a significant decline, it will tend to underperform the market during what IMS terms its “seasoning” period, usually at least 18 months.  Once an undervalued company has been researched, deemed attractive, and has seasoned, IMS further delays the purchase until the company develops several positive momentum characteristics as described above.

The Fund may borrow money from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund.  The Fund does not intend to borrow in excess of 5% of its total assets at the time of borrowing.  The Fund may borrow to purchase securities, and it may borrow to prevent the Fund from selling a portfolio security at a disadvantageous time in order to meet shareholder redemptions.

Although the Fund intends to be invested primarily in mid-cap and large-cap stocks as described above, the Fund may also invest in common stock of any capitalization.  The Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including exchange-traded funds (“ETFs”) and open- and closed-end mutual funds) that invest in the securities described above.  The Fund typically will sell a security if both of the following occur: (1) the company’s stock price exceeds IMS’s target sell price and (2) the company demonstrates that it may be losing positive momentum.  A variety of conditions could result in the sale of a company before it has reached IMS’s target sell price.  Some examples include a major industry-wide change, a significant change in the company’s management or direction, the emergence of a better opportunity within the same industry, or if the company becomes involved in a merger or acquisition.

As a result of IMS’s overall strategy, the Fund engages in active trading of portfolio securities which may cause the Fund to experience a high portfolio turnover rate.  The investment strategies of the Fund may be changed without shareholder approval.

Temporary Strategies

Both the Existing Fund and the New Fund (in this section, collectively, the “Fund”) may use the same temporary strategies, as follows:

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Fund may hold all or a portion of its assets in money market instruments, securities of money market funds, ETFs and other investment companies that do not conform to the Fund’s investment objectives, or repurchase agreements.  If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

2

Principal Risks

A discussion regarding certain principal risks of investing in the Existing Fund and the New Fund is set forth below.  Because the New Fund will be managed by the investment advisor to the Existing Fund using the same investment objective and strategies as the Existing Fund, and because, if the Reorganization of the Existing Fund is completed, the New Fund will obtain the portfolio of the Existing Fund, the Existing Fund’s and the New Fund’s principal risks are the same.

All investments involve risks, and neither the Existing Fund nor the New Fund (in this section, collectively, the “Fund”) can guarantee that it will achieve its investment objective.  An investment in the Fund is not insured nor guaranteed by any government agency.  As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.  Below are some of the specific risks of investing in the Fund.

•
Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•
Mid-Cap Risk. Stocks of mid-cap companies are generally considered more risky than stocks of larger capitalization companies. Mid-cap companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. Many of these companies may be young with a limited track record. Their securities may trade less frequently and in more limited volume than those of larger companies. This may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Mid-cap companies may also have limited markets, product lines or financial resources and may lack management experience. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•	Large-Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
•
Management Risk. IMS’s value-oriented approach may fail to produce the intended results. If IMS’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.

•
Investment Company Securities Risk. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value, an active market may not develop, it may employ a strategy that utilizes high leverage ratios, and trading of its shares may be halted under certain circumstances. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, which are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver, the Fund will be subject to additional risks. The values of commodity-based ETFs are highly dependent on the prices of the related commodity and the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•
Borrowing and Leverage Risk. Borrowing magnifies the potential for gain or loss by the Fund and, therefore, increases the possibility of fluctuation in the Fund’s net asset value. This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing. Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will decrease the Fund’s investment performance.

3

•
Portfolio Turnover Risk. The Fund may, at times, have a portfolio turnover rate that is higher than other equity funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Performance:

The bar chart below shows how the Existing Fund’s investment results have varied from year to year.  The table below shows how the Existing Fund’s average annual total returns compare over time to those of a broad-based securities market index.  This information provides some indication of the risks of investing in the Existing Fund.  Past performance of the Existing Fund is not necessarily an indication of how the Existing Fund or New Fund will perform in the future.  The New Fund has no performance history, as it will not commence operations until after the Reorganization is completed.  Following the Reorganization, the New Fund will assume the performance information of the Existing Fund, and will be subject to the same risks.

Existing IMS Capital Value Fund’s Annual Total Returns
(for periods ended December 31)

During the period shown in the bar chart, the highest return for a quarter was 16.07% during the quarter ended September 30, 2009, and the lowest return for a quarter was -27.06% during the quarter ended September 30, 2011. The Existing Fund’s year-to-date return as of March 31, 2014 was 0.74%.

Existing IMS Capital Value Fund’s Average Annual Total Returns
(for periods ended 12/31/2013)

Existing IMS Capital Value Fund	1 Year	5 Years	10 Years
Return Before Taxes	29.44%	12.48%	5.34%
Return After Taxes on Distributions	29.44%	12.47%	4.83%
Return After Taxes on Distributions and Sale of Fund Shares	16.66%	9.99%	4.35%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.41%

4

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.  Current performance of the Existing Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (800) 934-5550 or accessed on IMS’s website at www.imsfunds.com.

Proposal 2.  Comparison of Investment Objectives, Strategies and Risks.  Reorganization of IMS Strategic Income Fund, a series of UST, into IMS Strategic Income Fund, a series of 360 Funds.

The Existing Fund and the New Fund have substantially similar investment objectives and strategies, which are presented below.  The New Fund has been created as a new series of 360 Funds solely for the purpose of acquiring the Existing Fund’s assets and continuing its business investment strategy and will not conduct any investment operations until after the closing of the Reorganization.  For a comparison of the Existing Fund’s and the New Fund’s investment limitations, please see the section “Additional Information about the Existing Funds and the New Funds—Comparison of Investment Limitations”, below.

Investment Objective

The Existing Fund and the New Fund share the same investment objective: current income, and a secondary objective of capital appreciation.  This investment objective may be changed without shareholder approval.

Principal Investment Strategies

The principal investment strategies and processes of the Existing Fund and the New Fund (in this section, collectively, the “Fund”) are substantially the same, and are as follows:

The Fund’s advisor, IMS, has the flexibility to invest in a broad range of fixed income and equity securities that produce current income. IMS allocates the Fund’s assets among different types of securities based on its assessment of potential risks and returns, and IMS may change the weighting among securities as market conditions change, in an effort to obtain the most attractive combination of current income and, secondarily, capital appreciation.

In pursuing its investment objectives, the Fund generally invests in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible preferred stocks, income trusts (including business trusts, oil royalty trusts and real estate investment trusts), money market instruments and cash equivalents. The Fund may also invest in structured products, such as reverse convertible notes. Reverse convertible notes are short-term notes that are linked to individual equity securities or indexes, and typically make a single coupon payment at maturity. The holder of the reverse convertible notes generally has the right to receive at maturity either a fixed cash payment or a fixed number of shares of common stock, depending on the price history of the underlying common stock. The Fund may invest in securities that are purchased in private placements, and are thus subject to restrictions on resale (either as a matter of contract or under federal securities laws). Under normal circumstances, the Fund will invest at least 80% of its assets in dividend paying or other income producing securities.

In order to maximize the level of dividend income that the Fund receives from common stocks, IMS may buy stocks based on their scheduled dividend payment date, often purchasing a common stock close to the expected dividend announcement. Following payment of a dividend, the period of time after which the stock is sold will vary depending upon IMS’s perception of the stock’s capital appreciation potential. IMS believes that receiving dividends from a number of issuers during a short time period could augment the Fund’s total dividend income.

The Fund can invest in debt securities of any duration and maturity. The Fund considers investment-grade securities to be those rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Baa3 or higher by Moody’s Investor Services, Inc. (“Moody’s”), or if unrated, determined by the Fund’s advisor to be of comparable quality, each at the time of purchase. The Fund may also invest up to 35% (measured at the time of purchase) of its assets in domestic high yield fixed income securities (“junk bonds”) of any duration and maturity. The Fund may invest in distressed securities, including securities that are in default or the issuers of which are in bankruptcy, so long as the Fund’s adviser has determined that the securities are liquid. While the Fund may not purchase illiquid securities, the Fund may continue to hold a security that later becomes illiquid. At times, the Fund’s position in illiquid securities may comprise a significant portion of the portfolio. Illiquid securities are subject to a number of risks which are discussed below. If market quotations for illiquid securities are not readily available, or are deemed unreliable by the Fund’s advisor, the security will be valued at a fair value determined in good faith by IMS. The Fund may invest up to 35% (measured at the time of purchase) of its assets in foreign fixed income and equity securities, including foreign debt securities and foreign sovereign debt of any duration, quality and maturity, as well as securities of issuers located in emerging markets.

5

The Fund’s advisor seeks to invest in debt securities it expects will have a high yield to maturity or dividend yield relative to potential price volatility, such as securities of an issuer which IMS believes have a stable or improving financial condition with a higher than average yield for its asset class, or securities that IMS expects will continue to pay dividends and increase in price.

The Fund may hold a substantial portion of its assets in high yield bonds rated below investment grade. Because the Fund is strategic and has the ability to invest across multiple bond sectors when it finds opportunities, the Fund could have up to 70% of its assets in high yield bonds. This could only be accomplished if the Fund chose to hold the maximum allowed percentage in U.S. high yield bonds, 35%, and chose to hold the maximum percentage in foreign bonds, 35%, and chose to hold all of that 35% in foreign high yield bonds, without owning any foreign investment grade bonds. These limits are measured at the time of purchase and subsequently could increase as a result of shareholder activity or market fluctuation. In this event, the Fund would not be required to sell portfolio securities.

The Fund typically will sell a portfolio security if any of the following occur: (1) the security price exceeds IMS’s target sell price; (2) market conditions or the issuer’s financial condition threaten the security’s price or coupon/dividend payment; or (3) the Fund’s adviser identifies a security it deems more attractive or better suited to achieving the Fund’s investment objective.

The Fund may borrow money from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund. The Fund does not intend to borrow in excess of 5% of its total assets at the time of borrowing. The Fund may borrow to purchase securities, and it may borrow to prevent the Fund from selling a portfolio security at a disadvantageous time in order to meet shareholder redemptions.

Due to the nature of some of its investments, the Fund may be more volatile than other income funds, the effects of which are described below under “Market Risk” and “Liquidity Risk”. Subject to the limitations described above, the Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above. The Fund may also use exchange-traded put and call options on individual securities or market indices to hedge interest rate risk. For example, if IMS expects interest rates to rise, the Fund may seek to hedge interest rate risk by purchasing an exchange-traded put option on a 10-year U.S. Treasury futures contract. Fund assets invested in options (including premiums paid and any assets that are required to be segregated to cover the Fund’s potential obligations under the options contracts) are not expected to exceed 5% of the Fund’s net assets (measured at the time of entering into the option contract).

As a result of IMS’s overall strategy, the Fund engages in active trading of portfolio securities which may cause the Fund to experience a high portfolio turnover rate.  The Fund’s investment strategies may be changed without shareholder approval, except that the Fund may not change its policy to invest at least 80% of its assets in conformity with its name without at least 60 days prior written notice to shareholders.

Temporary Strategies

Both the Existing Fund and the New Fund (in this section, collectively, the “Fund”) may use the same temporary strategies, as follows:

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Fund may hold all or a portion of its assets in money market instruments, securities of money market funds, ETFs and other investment companies that do not conform to the Fund’s investment objectives, or repurchase agreements.  If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

6

Principal Risks

A discussion regarding certain principal risks of investing in the Existing Fund and the New Fund is set forth below.  Because the New Fund will be managed by the investment advisor to the Existing Fund using the same investment objective and strategies as the Existing Fund, and because, if the Reorganization of the Existing Fund is completed, the New Fund will obtain the portfolio of the Existing Fund, the Existing Fund’s and the New Fund’s principal risks are the same.

All investments involve risks, and neither the Existing Fund nor the New Fund (in this section, collectively, the “Fund”) can guarantee that it will achieve its investment objective.  An investment in the Fund is not insured nor guaranteed by any government agency.  As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.  Below are some of the specific risks of investing in the Fund.

•
Fixed Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income producing instruments decreases to adjust to price the market yields. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities. The Fund is subject to credit risk, which is the possibility that an issuer of a security will become unable to meet its obligations. This risk is greater for securities that are rated below investment grade or that are unrated.

•
High Yield Securities Risk. The Fund may be subject to greater levels of price volatility as a result of investing in high yield fixed income securities and unrated securities of similar credit quality (commonly known as junk bonds) than funds that do not invest in such securities. Such bonds are rated below BBB-/Baa3 because of the greater possibility that the issuer will fail to make principal and interest payments, and thus default. If this occurs, or is perceived as likely to occur, the values of these securities will generally be more volatile and are likely to fall. A default or expected default could also make it difficult for the Fund to sell the securities at the value the Fund previously placed on them. As a result, high yield securities are considered predominately speculative. An economic downturn, a period of rising interest rates or increased price volatility could adversely affect the market for these securities, and reduce the number of buyers should the Fund need to sell these securities (liquidity risk). Should an issuer declare bankruptcy, there may be potential for partial recovery of the value of the bonds, but the Fund could also lose its entire investment. When the Fund invests in foreign high yield bonds (including sovereign debt), it will be subject to additional risks not typically associated with investing in U.S. securities. These risks are described below under “Foreign Securities Risk.”

•
Distressed Securities Risk. Investments in distressed securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities. Issuers of distressed securities may be engaged in restructuring or bankruptcy proceedings, or may be in default on the payment of principal or interest. The Fund may incur costs participating in legal proceedings involving the issuer or otherwise protecting its investment. The Fund generally will not receive interest payments on distressed securities, and there is a substantial risk that principal will not be repaid. If the issuer of a distressed security is engaged in restructuring or bankruptcy proceedings, the Fund may lose the entire value of its investment in the distressed security or be required to accept payment of cash or securities with a value far less than the Fund’s original investment. Distressed securities also may have restrictions on resale.

•
Liquidity Risk. Illiquid and/or restricted securities in the Fund’s portfolio may reduce the Fund’s returns because the Fund may be unable to sell such illiquid securities at an advantageous time or price. If the Fund is unable to sell its illiquid securities when deemed desirable, it may incur losses and may be restricted in its ability to take advantage of other market opportunities. In addition, illiquid securities may be more difficult to value, and usually require IMS’s judgment in the valuation process. IMS’s judgment as to the fair value of a security may be wrong, and there is no guarantee that the Fund will realize the entire fair value assigned to the security upon a sale. Securities particularly sensitive to illiquidity include U.S. and foreign high yield debt obligations and private placement securities.

•
Dividend Strategy Risk. The Fund’s dividend capture strategy enables IMS to identify and exploit opportunities that IMS believes may lead to high current dividend income for the Fund. There can be no assurances that IMS will be able to correctly anticipate the level of dividends that companies will pay in any given timeframe. If IMS’s expectations as to potential dividends are wrong, the Fund’s performance may be adversely affected. In addition, the dividend policies of the Fund’s target companies are heavily influenced by the current economic climate and the favorable federal tax treatment afforded to dividends. Any change in the favorable provisions of the federal tax laws may limit the ability of the Fund to take advantage of further income enhancing strategies utilizing dividend paying securities. The use of dividend capture strategies also will expose the Fund to increased trading costs and potential for short-term capital losses or gains, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

7

•
Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. Investments such as high yield bonds, reverse convertible notes and emerging market securities typically are more volatile, and the Fund may be subject to increased volatility as a result of these investments.

•
Dividend Tax Risk. There can be no assurances that the dividends received by the Fund from its investments will consist of tax-advantaged qualifying dividends eligible either for the dividends-received deduction for corporate Fund shareholders that are otherwise eligible for such deduction or for treatment as qualified dividends eligible for long-term capital gain rates in respect of noncorporate Fund shareholders. To receive dividends-received or qualifying dividend income tax treatment, the Fund must meet holding period and other requirements with respect to the security, and Fund shareholders must meet holding period and other requirements with respect to their Fund’s shares. Furthermore, there is no guarantee that dividends received by the Fund will continue to receive favorable tax treatment in future years.

•
Income Trust Risk. Investments in income trusts are subject to various risks related to the underlying operating companies controlled by such trusts, including dependence upon specialized management skills and the risk that such management may lack or have limited operating histories. To the extent the Fund invests in income trusts that invest in real estate, it may be subject to risk associated with the real estate market as a whole, such as taxation, regulations and economic and political factors that negatively impact the real estate market and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and or property taxes. When the Fund invests in oil royalty trusts, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Moreover, oil royalty trusts are subject to the risk that the underlying oil and gas reserves attributable to the royalty trust may be depleted. As a group, business trusts typically invest in a broad range of industries and therefore the related risks will vary depending on the underlying industry represented in the business trust’s portfolio.

•
Foreign Securities Risk. When the Fund invests in foreign securities (including sovereign debt), it will be subject to additional risks not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. In addition, the value of securities denominated in foreign currency can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations are of considerable significance. When the Fund invests in securities of issuers located in foreign emerging markets, it will be subject to additional risks that may be different from, or greater than, risks of investing in securities of issuers based in foreign, developed countries. These risks include illiquidity, significant price volatility, restrictions on foreign investment or repatriation, possible nationalization of investment income and capital, currency declines, and inflation (including rapid fluctuations in inflation rates).

•	Management Risk. The strategy used by IMS may fail to produce the intended results, and you could lose money.
•
Portfolio Turnover Risk. The Fund has a portfolio turnover rate that is higher than other income funds. A higher portfolio turnover results in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

•
Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates. Changes in economic conditions or other circumstances that have a negative impact on the issuer may lead to a weakened capacity to pay the preferred stock obligations. Preferred stock may be subject to a number of other risks, including that the issuer, under certain conditions, may skip or defer dividend payments for long periods of time. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any income. In addition, holders of preferred stock typically do not have any voting rights, except in cases when dividends are in arrears beyond stated time periods. As with common stock, preferred stock is subordinated to bonds and other debt instruments in any issuer’s capital structure in terms of priority to corporate income and liquidation payments, and therefore is subject to greater credit risk than those debt instruments.

8

•
REIT Risk. To the extent that the Fund invests in companies that invest in real estate, such as REITs, the Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

•
Investment Company Securities Risk. When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value, an active market may not develop, it may employ a strategy that utilizes high leverage ratios, and trading of its shares may be halted under certain circumstances. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, which are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver, the Fund will be subject to additional risks. The values of commodity-based ETFs are highly dependent on the prices of the related commodity and the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•
Structured Notes Risk. Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer. It is impossible to predict whether the referenced factor (such as an index or interest rate) or prices of the underlying securities will rise or fall. The actual trading prices of structured notes may be significantly different from the principal amount of the notes. If the Fund sells the structured notes prior to maturity, it may lose some of its principal. At final maturity, structured notes may be redeemed in cash or in kind, which is at the discretion of the issuer. If the notes are redeemed in kind, the Fund would receive shares of stock at a depressed price. In the case of a decrease in the value of the underlying asset, the Fund would receive shares at a value less than the original amount invested; while an increase in the value of an underlying asset will not increase the return on the note.

•
Borrowing and Leverage Risk. Borrowing magnifies the potential for gain or loss by the Fund and, therefore, increases the possibility of fluctuation in the Fund’s net asset value. This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing. Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will decrease the Fund’s investment performance.

•
Options Risks. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The variable degree of correlation between price movements of options contracts and the related portfolio position creates the possibility that losses on the hedging instrument may be greater than gains in the value of the position. In addition, options markets may not be liquid in all circumstances. Although the use of options transactions for hedging may minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Losses resulting from the use of options transactions would reduce the Fund’s net asset value, and possibly income, and such losses can be greater than if the options transactions had not been used.

9

Performance:

The bar chart below shows how the Existing Fund’s investment results have varied from year to year.  The table below shows how the Existing Fund’s average annual total returns compare over time to those of a broad-based securities market index.  This information provides some indication of the risks of investing in the Existing Fund.  Past performance of the Existing Fund is not necessarily an indication of how the Existing Fund or New Fund will perform in the future.  The New Fund has no performance history, as it will not commence operations until after the Reorganization is completed.  Following the Reorganization, the New Fund will assume the performance information of the Existing Fund, and will be subject to the same risks.

Existing IMS Strategic Income Fund’s Annual Total Returns
(for periods ended December 31)

During the period shown in the bar chart, the highest return for a quarter was 19.69% during the quarter ended September 30, 2009 and the lowest return for a quarter was -25.03% during the quarter ended December 31, 2008. The Existing Fund’s year-to-date return as of March 31, 2014 was -3.14%.

Existing IMS Strategic Income Fund’s Average Annual Total Returns
(for periods ended 12/31/2013)

Existing IMS Strategic Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	8.51%	12.36%	3.35%
Return After Taxes on Distributions	4.34%	8.82%	0.70%
Return After Taxes on Distributions and Sale of Fund Shares	4.83%	8.42%	1.94%
Barclay’s U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-2.02%	4.44%	4.55%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. Current performance of the Existing Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (800) 934-5550 or accessed on IMS’s website at www.imsfunds.com.

Proposal 3.  Comparison of Investment Objectives, Strategies and Risks.  Reorganization of IMS Dividend Growth Fund, a series of UST, into IMS Dividend Growth Fund, a series of 360 Funds.

10

The Existing Fund and the New Fund have substantially similar investment objectives and strategies, which are presented below.  One major difference, however, is that while the Existing Fund is prohibited from purchasing illiquid securities (securities which cannot be sold in the ordinary course of business due to contractual or legal restrictions on resale), the New Fund  may invest up to 15% of its total assets in illiquid securities.  Regardless, IMS does not expect to invest in illiquid securities in the New Fund. The New Fund has been created as a new series of 360 Funds solely for the purpose of acquiring the Existing Fund’s assets and continuing its business investment strategy and will not conduct any investment operations until after the closing of the Reorganization.  For a comparison of the Existing Fund’s and the New Fund’s investment limitations, please see the section “Additional Information about the Existing Funds and the New Funds—Comparison of Investment Limitations”, below.

Investment Objective

The Existing Fund and the New Fund share the same investment objective: long-term growth from capital appreciation and dividends.  This investment objective may be changed without shareholder approval.

Principal Investment Strategies

The principal investment strategies and processes of the Existing Fund and the New Fund (in this section, collectively, the “Fund”) are substantially the same, and are as follows:

The Fund invests primarily in a diversified portfolio of dividend–paying common stocks. The Fund’s advisor, IMS, employs a selection process designed to include small-, mid- and large-cap companies with dividend yields and dividend growth rates that exceed the average of the S&P 500 Index. The Fund may invest in both growth and value stocks, as well as international dividend-paying stocks and real estate investment trusts (“REITs”). The Fund’s assets are typically allocated among several equity asset classes, investment styles and market capitalizations based on IMS’s assessment of the relative opportunities and risks related with each category.

In selecting the Fund’s investments, IMS employs a combination of fundamental, technical and macro market research to identify companies that IMS believes have the ability to maintain or increase their dividend payments, because of their significant cash flow production. Individual securities are selected based on IMS’s assessment of capital appreciation potential and expected dividend payments.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay regular dividends. Payments by REITs will be counted as dividends for this purpose even if such payments do not qualify as dividends for federal income tax purposes. This investment policy may not be changed without at least 60 days prior written notice to shareholders. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible preferred stocks, and equity REITs, which typically will trade on a U.S. national securities exchange. The Fund may also invest up to 40% (measured at the time of purchase) of its assets in foreign equity securities, including securities of companies located in emerging markets. The Fund does not intend to purchase illiquid securities; however, the Fund may continue to hold securities that later become illiquid.

The Fund may invest up to 20% of its assets in securities other than dividend-paying common stocks, such as common stock of any market capitalization, corporate bonds, money market mutual funds or investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents.

The Fund may borrow money from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of the Fund. The Fund does not intend to borrow in excess of 5% of its total assets at the time of borrowing. The Fund may borrow to purchase securities, and it may borrow to prevent the Fund from selling a portfolio security at a disadvantageous time in order to meet shareholder redemptions.

Subject to the limitations described above, the Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including ETFs, and open-end and closed-end mutual funds) that invest in the securities described above.

As a result of IMS’s overall strategy, the Fund engages in active trading of portfolio securities which may cause the Fund to experience a high portfolio turnover rate.  The Fund’s investment strategies may be changed without shareholder approval, except that the Fund may not change its policy to invest at least 80% of its assets in conformity with its name without at least 60 days prior written notice to shareholders.

11

Temporary Strategies

Both the Existing Fund and the New Fund (in this section, collectively, the “Fund”) may use the same temporary strategies, as follows:

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.  For example, the Fund may hold all or a portion of its assets in money market instruments, securities of money market funds, ETFs and other investment companies that do not conform to the Fund’s investment objectives, or repurchase agreements.  If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Principal Risks

A discussion regarding certain principal risks of investing in the Existing Fund and the New Fund is set forth below.  Because the New Fund will be managed by the investment advisor to the Existing Fund using the same investment objective and strategies as the Existing Fund, and because, if the Reorganization of the Existing Fund is completed, the New Fund will obtain the portfolio of the Existing Fund, the Existing Fund’s and the New Fund’s principal risks are the same.

All investments involve risks, and neither the Existing Fund nor the New Fund (in this section, collectively, the “Fund”) can guarantee that it will achieve its investment objective.  An investment in the Fund is not insured nor guaranteed by any government agency.  As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.  Below are some of the specific risks of investing in the Fund.

•
Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•
Small- and Mid-Cap Risk. Stocks of small- and mid-cap companies are generally considered more risky than stocks of larger capitalization companies. Small- and mid-cap companies typically have greater earnings fluctuations and greater reliance on a few key customers than larger companies. Many of these companies may be young with a limited track record. Their securities may trade less frequently and in more limited volume than those of larger companies. This may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small- and mid-cap companies may also have limited markets, product lines or financial resources and may lack management experience. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•
Foreign Securities Risk. When the Fund invests in foreign securities, it will be subject to additional risks not typically associated with investing in U.S. government securities and securities of domestic companies. In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. There may be less publicly available information about a foreign issuer than a domestic one, and there is generally less governmental supervision and regulation of exchanges, brokers and issuers than there is in the United States. The Fund might have greater difficulty taking appropriate legal action in foreign courts. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in foreign securities markets are generally higher than in the United States. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investor. In addition, the value of securities denominated in foreign currencies can change when such currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. The risks of foreign investments are typically higher in less developed countries, which may also be referred to as emerging markets. These less developed countries may be more susceptible to political and economic instability, and more likely to experience currency devaluation or high levels of inflation or deflation.

12

•	Management Risk. The strategy used by IMS may fail to produce the intended results, and you could lose money.
•
Portfolio Turnover Risk. The Fund may, at times, have a portfolio turnover rate that is higher than other equity funds. A higher portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

•
Liquidity Risk. Illiquid and/or restricted securities in the Fund’s portfolio may reduce the Fund’s returns because the Fund may be unable to sell such illiquid securities at an advantageous time or price. If the Fund is unable to sell its illiquid securities when deemed desirable, it may incur losses and may be restricted in its ability to take advantage of other market opportunities. In addition, illiquid securities may be more difficult to value, and usually require IMS’s judgment in the valuation process. IMS’s judgment as to the fair value of a security may be wrong, and there is no guarantee that the Fund will realize the entire value upon a sale.

•
Fixed Income Securities Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates rise, the value of most income- producing instruments decreases to adjust to price the market yields. Interest rate risk is greater for long-term debt securities than for short-term and floating rate securities.

•
Investment Company Securities Risk. If the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value, an active market may not develop, it may employ a strategy that utilizes high leverage ratios, and trading of its shares may be halted under certain circumstances. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, which are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver, the Fund will be subject to additional risks. The values of commodity-based ETFs are highly dependent on the prices of the related commodity and the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

•
Borrowing and Leverage Risk. Borrowing magnifies the potential for gain or loss by the Fund and, therefore, increases the possibility of fluctuation in the Fund’s net asset value. This is the speculative factor known as leverage. Because the Fund’s investments will fluctuate in value, while the interest on borrowed amounts may be fixed, the Fund’s net asset value may tend to increase more as the value of its investments increases, or to decrease more as the value of its investments decreases, during times of borrowing. Unless profits on investments acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will decrease the Fund’s investment performance.

•
REIT Risk. To the extent that the Fund invests in companies that invest in real estate, such as REITs, the Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as a decrease in real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates and/or property taxes.

Performance:

The bar chart below shows how the Existing Fund’s investment results have varied from year to year.  The table below shows how the Existing Fund’s average annual total returns compare over time to those of a broad-based securities market index.  This information provides some indication of the risks of investing in the Existing Fund.  Past performance of the Existing Fund is not necessarily an indication of how the Existing Fund or New Fund will perform in the future.  The New Fund has no performance history, as it will not commence operations until after the Reorganization is completed.  Following the Reorganization, the New Fund will assume the performance information of the Existing Fund, and will be subject to the same risks.

13

Existing IMS Dividend Growth Fund’s Annual Total Returns
(for periods ended December 31)

During the period shown in the bar chart, the highest return for a quarter was 15.28% during the quarter ended December 31, 2004 and the lowest return for a quarter was -19.91% during the quarter ended December 31, 2008.  The Existing Fund’s year-to-date return as of March 31, 2014 was 0.59%.

Existing IMS Dividend Growth Fund’s Average Annual Total Returns
(for periods ended 12/31/2013)

Existing IMS Dividend Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	21.80%	13.34%	4.11%
Return After Taxes on Distributions	20.77%	12.92%	3.40%
Return After Taxes on Distributions and Sale of Fund Shares	12.94%	10.74%	3.28%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.41%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.  Current performance of the Existing Fund may be lower or higher than the performance quoted above.  Updated performance information may be obtained by calling (800) 934-5550 or accessed on IMS’s website at www.imsfunds.com.

Fees and Expenses

IMS serves as the investment adviser to each Existing Fund.  Following the Reorganization, IMS will continue to serve as the investment adviser to each New Fund.  Under the investment advisory agreement between IMS and UST, on behalf of the Existing Funds, the annual management fee rate payable by the Existing Funds to IMS is the same as the rate payable to IMS by the New Funds.  The investment advisory agreement is further described under “Additional Information About the Reorganization – Investment Advisory Agreement,” below.  As further described below, IMS is currently capping expenses of the IMS Strategic Income Fund and IMS Dividend Growth Fund.  As a result, IMS is expected to receive a benefit if the Reorganizations of these Funds are completed because of the expected reduction in “Other Expenses” following the Reorganization will mean that IMS will be able to collect a higher percentage of its advisory fee and/or reimburse less in fees with respect to these two Funds.

14

Comparison of Shareholder Fees (fees paid directly from your investment)

Fund	Redemption Fee
Existing IMS Capital Value Fund	0.50%1
New IMS Capital Value Fund	0.50%1
Existing IMS Strategic Income Fund	0.50%1
New IMS Strategic Income Fund	0.50%1
Existing IMS Dividend Growth Fund	0.50%1
New IMS Dividend Growth Fund	0.50%1

1	As a percentage of the amount redeemed within 90 days of purchase.

Comparison of Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

The following tables describe the expenses that you may pay if you buy and hold shares of an Existing Funds compared to the corresponding New Fund.  These fees and expenses are based on expenses incurred by each Existing Fund during its most recently completed fiscal year.  It is expected that the Total Annual Fund Operating Expenses (after any applicable fee waiver/expense reimbursement) for each New Fund will be identical or lower to that of the corresponding Existing Fund.

The fees and expenses below exclude one-time costs of each Reorganization.  The costs of each Reorganization expected to be borne by each Fund are set forth below in “Information About the Reorganization—Costs and Expenses of the Reorganization.”

Proposal 1: IMS Capital Value Fund	Existing Fund, a series of UST	New Fund, a series of 360 Funds (Pro Forma)
Management Fees	1.21%	1.21%
Other Expenses	0.85%	0.48%1
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.08%	1.71%

Proposal 2: IMS Strategic Income Fund	Existing Fund, a series of UST	New Fund, a series of 360 Funds (Pro Forma)
Management Fees	1.26%	1.26%
Other Expenses	0.80%	0.51%1
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	2.09%	1.80%
Free Waiver/Expense Reimbursement	(0.10)% 2,3	0.00%4
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.99%3	1.80%

Proposal 3: IMS Dividend Growth Fund	Existing Fund, a series of UST	New Fund, a series of 360 Funds (Pro Forma)
Management Fees	1.26%	1.26%
Other Expenses	1.17%	0.91%1
Total Annual Fund Operating Expenses	2.43%	2.17%
Free Waiver/Expense Reimbursement	(0.46)%5	(0.22)%6
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.97%4	1.95%

1	Estimated for the New Fund’s initial fiscal year of operations.
2
Effective November 1, 2013, IMS contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund’s average daily net assets through October 31, 2014, subject to IMS’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap may not be terminated prior to October 31, 2014 except by the Board of Trustees of UST.

15

3	Restated to reflect the impact of the expense cap described above.
4
IMS contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund’s average daily net assets through May 31, 2015, subject to IMS’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap may not be terminated prior to May 31, 2015 except by the Board of Trustees 360 Funds.

5
IMS contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund’s average daily net assets through October 31, 2014, subject to IMS’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap may not be terminated prior to October 31, 2014 except by the Board of Trustees of UST.

6
IMS contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund’s average daily net assets through May 31, 2015, subject to IMS’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap may not be terminated prior to May 31, 2015 except by the Board of Trustees of 360 Funds.

Expense Example:

These Expense Examples are intended to help you compare the cost of investing in the Existing Fund and the New Fund with the cost of investing in other mutual funds.  The Examples assumes that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the applicable Fund’s operating expenses remain the same.  With respect to the New Funds, the Examples assume that the Reorganizations have been completed.  These examples include any contractual fee waiver/expense reimbursement arrangement indicated in the Fund’s Annual Fund Operating Expenses table, above, for one year only.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund	1 year	3 years	5 years	10 years
Existing IMS Capital Value Fund	$211	$652	$1,119	$2,410
New IMS Capital Value Fund	$174	$539	$928	$2,019
Existing IMS Strategic Income Fund	$202	$645	$1,115	$2,413
New IMS Strategic Income Fund	$183	$566	$975	$2,116
Existing IMS Dividend Growth Fund	$200	$714	$1,254	$2,731
New IMS Dividend Growth Fund	$198	$658	$1,144	$2,486

Portfolio Turnover:

Each Existing Fund pays, and each New Fund will pay upon the completion of its Reorganization, transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Examples above, affect each Fund’s performance.  During the most recent fiscal year, each Existing Fund’s portfolio turnover rate was the following percentage of the average value of its portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
IMS Capital Value Fund	146.53%
IMS Strategic Income Fund	389.36%
IMS Dividend Growth Fund	97.55%

16

Comparison of Expense Limitations (IMS Strategic Income Fund and IMS Dividend Growth Fund only)

As noted in the table above, IMS has contractually agreed to waive its management fee and/or reimburse expenses for the existing IMS Strategic Income Fund and IMS Dividend Growth Fund, each a series of UST, so that total annual fund operating expenses of each Fund (excluding brokerage fees and commissions; taxes; borrowing costs, such as dividend expenses on securities sold short; extraordinary or non-recurring expenses; and any 12b-1 fees) do not exceed 1.95% of the Fund’s daily net assets through October 31, 2014.  In connection with the proposed Reorganizations, IMS has contractually agreed to extend these expense limitation agreements on behalf of the new IMS Strategic Income Fund and IMS Dividend Growth Fund, each a series of 360 Funds, through May 31, 2015.  These new expense limitation agreements may not be terminated except by the Board of Trustees of 360 Funds.

Additional Information about the Existing Funds and the New Funds

Comparison of Investment Limitations

This section will help you contrast the fundamental and non-fundamental investment policies and restrictions of the Existing Funds and the New Funds.

Fundamental Investment Limitations

Listed below are the fundamental investment limitations of the Existing Funds compared to those of the New Funds. These limitations cannot be changed without the consent of the holders of a majority of each Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

1.	Borrowing Money.

Existing Funds: The Existing Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, which will not be considered as borrowings provided they are fully collateralized.

New Funds: Each New Fund may borrow money to the extent permitted under Section 18(f)(1) the 1940 Act (including, but not limited to, reverse repurchase agreements and borrowing to meet redemptions).  For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

Comparison: The policy of the Existing Funds is more restrictive. The Existing Funds may borrow only from a bank, whereas the New Funds may borrow from a bank or other persons to the full extent allowed under the law.

2.	Senior Securities.

Existing Funds: The Existing Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Funds’ Registration Statement.

New Funds: The New Funds may not issue senior securities, except as permitted by Section 18(f)(1) of the 1940 Act.

Comparison: The Existing Funds and the New Funds have adopted substantially similar policies regarding senior securities.

17

3.	Underwriting.

Existing Funds: The Existing Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

New Funds: The New Funds may not act as underwriter except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws.

Comparison: The Existing Funds and the New Funds have adopted substantially similar policies regarding underwriting.

4.	Real Estate.

Existing Funds: The Existing Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that have a significant portion of their assets in real estate.

New Funds: The New Funds will not purchase or sell real estate or interests in real estate directly; provided, however, that a Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities).

Comparison: The Existing Funds and the New Funds have similar policies regarding investments in real estate.

5.	Commodities.

Existing Funds: The Existing Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

New Funds: Each New Fund will not purchase or sell commodities, except that a Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and may purchase interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity.

Comparison: The Existing Funds and the New Funds have similar policies regarding investments in commodities.

6.	Loans.

Existing Funds: Each Existing Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

New Funds: Each New Fund may not make loans, provided that a Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan.

Comparison: The policy of the New Funds contains a stated limitation on the percentage of loaned portfolio securities, where the Existing Funds do not; however, the policies are otherwise similar.

7.	Concentration.

Existing Funds: The Existing Funds will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

New Funds: The New Funds may not invest 25% or more of its total assets in securities of issuers in any particular industry.  For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry.

18

Comparison: The policy of the New Funds allows for concentration in securities of state or municipal governments and their political subdivisions and investments in other registered investment companies, where the Existing Funds do not.

8.	Diversification.

Existing Funds: The Existing Funds will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

New Funds: The New Funds do not have a corresponding fundamental policy regarding diversification.

Comparison: While the New Funds do not have a fundamental policy regarding diversification, the New Funds expect to be “diversified” funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time.  A non-diversified fund is not subject to this limitation, and so it may hold a relatively small number of securities in its portfolio.  Even a non-diversified fund has to have some diversification for tax purposes.  In order to deduct dividends distributed to shareholders under the tax code, mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund’s total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

9.	Pledging.

Existing Funds: The Existing Funds do not have a fundamental policy regarding the pledging of fund assets.

New Funds: Each New Fund may not pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with selling covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

Comparison: The Existing Funds has a similar non-fundamental policy regarding pledging of securities: The Existing Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

With respect to the percentages adopted by the Existing Funds as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental Investment Limitation

The following investment limitations are non-fundamental investment limitations of the Funds. Non-fundamental limitations may be changed at any time by the Fund’s Board of Trustees. Shareholders are notified before any material change in these limitations becomes effective.

19

1.	Pledging.

Existing Funds: The Existing Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

New Funds: The New Funds have adopted a fundamental investment limitation regarding pledging, which is discussed in (9), above.

Comparison. But for the difference in fundamental and non-fundamental status, the Existing Funds and the New Funds have similar policies regarding pledging.

2.	Borrowing.

Existing Funds: The Existing Funds will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Funds will not invest in reverse repurchase agreements.

New Funds: The New Funds do not have a non-fundamental policy regarding borrowing.

Comparison: The Existing Funds’ limitations on borrowing are more restrictive than the New Funds.

3.	Margin Purchases.

Existing Funds: The Existing Funds will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options and other permitted investments and techniques.

New Funds: The New Funds may not purchase securities on margin; provided, however, that a Fund may obtain such short-term credits as may be necessary for the clearance of transactions, may make short sales to the extent permitted by the 1940 Act and may enter into options, forward contracts, futures contracts or indices options on futures contracts or indices.

Comparison: The Existing Funds and the New Funds have adopted substantially similar policies regarding margin purchases.

4.	Short Sales.

Existing Funds: The Existing Funds will not affect short sales.

New Funds: The New Funds do not have a corresponding non-fundamental policy regarding short sales.

Comparison: As such, the Existing Funds’ policy on short sales is more restrictive; however, the New Funds would be limited by those Funds’ fundamental policies regarding borrowing and the limitation against senior securities.

5.	Options.

Existing Funds: The Existing Funds will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this SAI.

New Funds: The New Funds do not have a corresponding non-fundamental policy regarding short sales.

Comparison: The New Funds may, pursuant to those Funds’ fundamental policy regarding investment in commodities, may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices. The Existing Funds may also (as permitted in the language of this non-fundamental policy), purchase or sell options or futures contracts.

20

6.	Illiquid Investments.

Existing Funds: Each Existing Fund may not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

New Funds: Each New Fund may not invest 15% or more of its total net assets in illiquid securities.

Comparison: The policy of the New Funds allows for a stated limitation on the percentage of investment in illiquid portfolio securities, where the Existing Funds do not allow for any investment in illiquid securities.

7.	80% Investment Policy.

Existing Funds: At least 80% of each of the IMS Strategic Income Fund’s and IMS Dividend Growth Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in dividend paying or other income producing securities. Each of these Funds will not change its policy unless the Fund’s shareholders are provided with at least 60 days prior written notice.

New Funds: The New Funds do not have a corresponding non-fundamental policy.

Comparison: While there is no corresponding non-fundamental policy, the 360 IMS Strategic Income Fund will, under normal circumstances, invest at least 80% of its assets in dividend paying or other income producing securities. Likewise, the 360 IMS Dividend Growth Fund will invest at least 80% of its assets in securities of companies that pay regular dividends.

8.	Control.

Existing Funds: The Existing Funds do not have a corresponding non-fundamental policy regarding investments for the purpose of exercising control or management over a portfolio company.

New Funds: The New Funds may not make investments for the purpose of exercising control or management over a portfolio company.

Comparison: While the Existing Funds do not have a non-fundamental policy regarding investments for the purpose of exercising control or management over a portfolio company, the Funds are “diversified” funds, and as such, are less likely to have large positions in a particular issuer that would lead to a controlling number of shares.

9.	Investment in Other Investment Companies.

Existing Funds: The Existing Funds do not have a non-fundamental policy regarding investment in other investment companies.

New Funds: Each New Fund may not invest in securities of other registered investment companies, except as permitted under the 1940 Act.

Comparison: While the Existing Funds do not have a similar non-fundamental policy regarding investment in other investment companies, the IMS Capital Value Fund and IMS Strategic Income Fund do invest in other investment companies as permitted by the 1940 Act.

10.	Energy Investments.

Existing Funds: The Existing Funds do not have a non-fundamental policy regarding investment in interests in oil, gas or other mineral exploration or development programs.

New Funds: The New Funds may not invest in interests in oil, gas or other mineral exploration or development programs, although a Fund may invest in the common stock of companies which invest in or sponsor such programs.

Comparison: While the Existing Funds do not have a similar non-fundamental policy regarding investment in interests in oil, gas or other mineral exploration or development programs, the Existing Funds may (as detailed in the Existing Funds’ fundamental policy on investment in commodities) invest in securities or other instruments backed by commodities or companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

21

11.	Warrants.

Existing Funds: The Existing Funds do not have a non-fundamental policy regarding the purchase of warrants.

New Funds: Each New Fund may not purchase warrants if as a result a Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants.

Comparison: The Existing Funds are, pursuant to the section entitled “Stock and Stock Equivalents” in the Funds’ Statement of Additional Information, permitted to purchase warrants; however, a percentage limitation is not provided.

Form of Organization

Each Existing Fund is organized as a diversified series of UST, an open-end management investment company organized as an Ohio business trust.  Each New Fund is organized as a diversified series of 360 Funds, an open-end management investment company organized as a Delaware statutory trust.  The differences between an Ohio business trust and a Delaware statutory trust are negligible with respect to the operations of the Funds.  The most significant difference between the two Trusts is that each is overseen by a completely different Boards of Trustees.  For a comparison of certain differences in shareholder rights, please see “Additional Information about the Reorganization—Description of the Securities to be Issued; Rights of Shareholders,” below.

Comparison of Distribution, Purchase, Exchange &Redemption Procedures

Distribution.  The Existing Funds’ distributor is Foreside Distribution Services, Foreside Distribution Services, LP, Three Canal Plaza, Suite 100, Portland, Maine 04101.  The New Funds’ distributor is Matrix Capital Group, Inc., 242 E 72nd Street, New York, NY 10021 (“Matrix”).  Matrix is an affiliate of Matrix 360 Administration, LLC, the New Funds’ administrator, transfer agent and fund accountant.

Buying Shares.  Both the Existing Funds and the New Funds require the same minimum initial investment of $5,000 ($2,000 for Coverdell Savings Accounts and UGMAs) the same subsequent investment minimum of $100 for all account types.  Shares for both the Existing Funds and the New Funds may be purchased by mail, by phone, through an automatic investment plan, or from your dealer, financial advisor or other financial intermediary.  Please see the Existing Fund’s prospectus, incorporated by reference into this Proxy Statement, for additional information about purchasing of Existing Fund shares.  Please see Exhibit C for additional information about purchasing shares of the New Funds.

Exchange Rights.  As a shareholder of an Existing Fund, you may exchange your shares of the Existing Fund for shares of another Existing Fund by calling Shareholder Services at (800) 934-5550.  It is not anticipated that the New Funds will allow for exchanges of shares.

           Redemptions.  The Existing Funds and the New Funds both allow for redemption payments in the form of check or federal wire transfer.  For both the Existing Funds and the New Funds, redemption requests may be made by mail or telephone.  Both the Existing Funds and the New Funds asses a 0.50% short-term redemption fee against investment proceeds withdrawn within 90 days of investment.  Please see the Existing Fund’s prospectus, incorporated by reference into this Proxy Statement, for additional information about redeeming Existing Fund shares.  Please see Exhibit C for additional information about redeeming shares of the New Funds.

Capitalization

The following table sets forth, as of April __, 2014, the capitalization of each Existing Fund and the hypothetical unaudited pro forma capitalizations of each New Fund assuming the corresponding proposed Reorganization had taken place as of that date.  While each New Fund will not have any assets until after the Reorganization is complete, the table reflects the amount it would have if the Reorganization was completed as of April ___, 2014.

22

Fund Capitalization as of April __, 2014	Net Assets (000 omitted)	Shares Outstanding (000 omitted)	Net Asset Value Per Share
Existing IMS Capital Value Fund
New IMS Capital Value Fund (pro forma)*
Existing IMS Strategic Income Fund
New IMS Strategic Income Fund (pro forma)*
Existing IMS Dividend Growth Fund
New IMS Dividend Growth Fund (pro forma)*

*	Pro forma figures reflect the effect of estimated Reorganization costs.

Comparison of Valuation Procedures

There are no material differences between the procedures by which 360 Funds intends to value the securities of the New Funds and the procedures used by UST to value the securities of the Existing Funds.  In all cases where a price is not readily available and no other means are available for determining a price, both 360 Funds and UST eventually turn to their fair value procedures for guidance.  Matrix 360 Administration, LLC, the New Funds’ administrator, transfer agent and accountant, has represented to the Board of UST that applying the 360 Funds’ valuation policies after the Reorganization to the New Funds will not result in material differences in the New Funds’ net asset values compared to applying UST’s valuation policies to the Existing Funds prior to the Reorganization.

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this Proxy Statement relating to the Reorganization.  This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement, the New Funds’ Prospectus and Statement of Additional Information, and the Reorganization Agreement.  Shareholders should read this entire Proxy Statement carefully.

Board’s Approval

IMS, the investment adviser to the Existing Funds and the New Funds, recommends that the Existing Funds be reorganized as series of 360 Funds.  The Board of UST has unanimously approved the Reorganization with respect to each Existing Fund into the corresponding New Fund, a new series of 360 Funds, subject to shareholder approval.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization.  The primary purpose of the Reorganizations is to move the investment portfolio and shareholders of the Existing Funds out of UST and into 360 Funds.  As series of UST, the Existing Funds retain various service providers who provide an array of services to all series of UST.  These services include custody, administration, accounting, transfer agency, distribution and compliance (“Third Party Service Arrangements”).  IMS, the investment adviser to the Existing Funds, has determined that the Existing Funds could benefit from the services currently provided to series of 360 Funds and, therefore, has recommended that the Existing Funds be reorganized as series of 360 Funds.  IMS anticipates that shareholder expenses will be reduced as a result of the Reorganization.  As described elsewhere in this Proxy Statement, IMS is currently capping expenses of the IMS Strategic Income Fund and IMS Dividend Growth Fund.  As a result, IMS is expected to receive a benefit if the Reorganizations of these Funds is completed because of the expected reduction in these Funds’ expenses following the Reorganization will mean that IMS will be able to collect a higher percentage of its advisory and/or reimburse less in fees with respect to these two Funds.

Currently, Third Party Service Arrangements are provided to UST by Huntington National Bank (custody), Huntington Asset Services, Inc. (administration, fund accounting and transfer agency), and Foreside Distribution Services, LP (distribution).  Third Party Service Arrangements are provided to 360 Funds by Matrix 360 Administration, LLC (“M3Sixty”) and Matrix Capital Group, Inc. (an affiliate of M3Sixty).  It is currently anticipated that Huntington National Bank will continue to provide custody services to the New Funds following the Reorganizations.  In addition to changes in these Third Party Service Agreements, the New Funds will be overseen by a different Board of Trustees.

23

IMS recommends that the Existing Funds be reorganized as series of 360 Funds.  The Reorganization will keep portfolio management oversight responsibility for the Fund with IMS.  Carl Marker, Chairman and Chief Investment Officer for IMS and portfolio manager of the Existing Funds, will be the portfolio manager of the New Funds.  The investment objective and strategies of the Existing Funds will be substantially similar to those of the New Funds.  The Existing Funds’ fundamental and non-fundamental investment limitations differ from those of the New Funds as outlined above.  Please see “Additional Information about the Existing Funds and the New Funds—Comparison of Investment Limitations”, above, for additional information.

The Reorganization will not result in any increase in the advisory fees payable by the New Funds over those advisory fees currently incurred by the Existing Funds.  Both the Existing Funds and the New Funds charge a 0.50% redemption fee on shares redeemed within 90 days of purchase, but no redemption fee will be charged in connection with the Reorganization.  The Reorganization will not result in any increase in the expense ratio for the Existing Funds and, as described herein, each New Fund’s operating costs following the Reorganization are expected to be lower than the corresponding Existing Fund’s current operating costs.

It is anticipated that each New Fund’s operating costs following the Reorganization will be lower than the applicable Existing Fund’s current operating costs.

Board Considerations.  The Reorganization of each Existing Fund into the corresponding New Fund was reviewed by the Board of Trustees of UST, with the advice and assistance of the Existing Fund’s counsel and counsel to the UST Trustees who are not “interested persons” of the Existing Funds or of IMS (the “Independent Trustees”), at a special meeting of the UST Board held on April 15, 2014.  In connection with these meetings, IMS and M3Sixty provided background materials, analyses and other information to the UST Board regarding, among other things, the topics discussed below, including responses to specific requests and questions raised by the UST Board.  The UST Board reviewed, evaluated and discussed the materials, analyses and information provided to it at its meetings that the UST Board considered relevant to its deliberations.

In its deliberations, the UST Board did not identify any single factor that was paramount or controlling, and individual UST Board members may have attributed different weights to various factors.  The general factors considered by the UST Board in assessing and approving each Reorganization included, among others, in no order of priority:

•	the operating expenses projected by M3Sixty for the New Fund following the Reorganization are lower than the operating expenses of the Existing Fund;
•
that the majority of costs associated with the Reorganization will be borne by IMS and M3Sixty and not by the Existing Fund’s shareholders, and that the Existing Fund would only be required to pay expenses related to filing, printing and mailing the Proxy Statement and for certain legal expenses;

•
the anticipated continuity of investment advice for shareholders of the Existing Fund as it merges into the New Fund as a result of both Funds being managed by the same portfolio management team at IMS and sharing the same investment objective and principal investment strategies;

•	the anticipated tax-free nature of the exchange of shares in the Reorganization;
•	the recommendation of, and due diligence conducted by, IMS on the New Fund’s service providers;
•	representations made by M3Sixty regarding the level of fund accounting, transfer agency and valuation services that it would provide to the New Fund;
•	the biographical information of the officers and Trustees of the 360 Funds; and
•	the potential benefits of the Reorganization anticipated by IMS.

The UST Board, including the Independent Trustees, unanimously approved the Reorganization of each Existing Fund into the corresponding New Fund, after determining that each Reorganization was in the best interests of the applicable Existing Fund and its shareholders due to the projected cost savings to be experienced by shareholders following the Reorganization, and that the interests of Existing Fund’s shareholders would not be diluted as a result of the Reorganization.

Reorganization Agreement.  Each Existing Fund’s Reorganization Agreement sets forth the terms by which the Existing Fund will be reorganized into the corresponding New Fund.  The form of each Reorganization Agreement is attached as Appendix A and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement.  The following sections summarize the material terms of the Reorganization Agreement and the federal income tax treatment of the reorganization.

24

Each Reorganization Agreement provides that upon the transfer of all of the assets and all of the liabilities of the corresponding Existing Fund to the New Fund, the New Fund will issue to the Existing Fund that number of full and fractional New Fund shares having an aggregate net asset value equal in value to the aggregate net asset value of the Existing Fund, calculated as of the closing date of the Reorganization (the “Closing Date”).  The Existing Fund will redeem its shares in exchange for the New Fund shares received by it and will distribute such shares to the shareholders of the Existing Fund in complete liquidation of the Existing Fund.  Existing Fund shareholders will receive New Fund shares based on their respective holdings in the Existing Fund as of the last business day preceding the Closing Date (the “Valuation Time”).

Upon completion of the Reorganization, each shareholder of the Existing Fund will own that number of full and fractional shares of the New Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Existing Fund as of the Valuation Time.  Such shares will be held in an account with the New Fund identical in all material respects to the account currently maintained by the Existing Fund for such shareholder.

Until the Valuation Time, shareholders of the Existing Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Existing Fund’s transfer agent of a redemption request in proper form.  Redemption and purchase requests received by the transfer agent after the Valuation Time will be treated as requests received for the redemption or purchase of shares of the New Fund received from the shareholder in connection with the Reorganization.  After the Reorganization, all of the issued and outstanding shares of the Existing Fund will be canceled on the books of the Existing Fund and the transfer agent’s books of the Existing Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel of the New Funds addressed to the Existing Funds and the New Funds with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement.  Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganization will be at the close of business on May __, 2014, or such other date as is agreed to by the parties.

The Reorganization Agreement may not be changed except by an agreement signed by each party to the Agreement.

Costs and Expenses of the Reorganization.  The Reorganization Agreement provides that all expenses of the Reorganization will be borne by IMS and/or M3Sixty, provided that the Existing Funds will be required to bear (1) certain legal expenses of the Reorganization; expenses associated with printing and mailing any shareholder communications in connection with the Reorganization, including this Proxy Statement, and any filings with the SEC and/or other governmental authorities in connection with the Reorganization.  The estimated Reorganization costs to be borne by each Existing Fund on a per-share basis based on shares outstanding as of April [__], 2014 are set forth below:

Existing Fund	Total	Per Share
IMS Capital Value Fund	$[__]	$[__]
IMS Strategic Income Fund	$[__]	$[__]
IMS Dividend Growth Fund	$[__]	$[__]

Federal Income Tax Consequences.

As a non-waivable condition to the Reorganizations, the Existing Funds and New Funds will have received an opinion of counsel to the effect that each Reorganization should qualify as a tax-free reorganization for federal income tax purposes as defined by Section 368(a) of the Code.  Accordingly, neither the Funds nor its shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization.  In addition, the tax basis and the holding period of the Existing Fund shares received by each shareholder of the New Fund in the Reorganization should be the same as the tax basis and holding period of the Existing Fund shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the New Fund shares received, the Existing Fund’s shares given up must have been held as capital assets by the shareholder.  Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganization to shareholders of the Existing Fund.  This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this Proxy Statement, all of which may change, possibly with retroactive effect.  Any such changes could alter the tax consequences described in this summary.

25

Any capital loss carry-forwards on the date of the Reorganization would be carried over to the New Fund.  Capital losses for tax years beginning on or before December 22, 2010, can be carried forward for eight years as short-term capital losses.  Capital losses for tax years beginning after December 22, 2010, may be carried forward without limitation and are utilized before losses from years beginning on or before December 22, 2010.  The New Fund’s use of such losses is subject to certain limitations.  As of June 30, 2013, the Existing Fund had available for federal tax purposes unused capital loss carry-forwards of $[______________], which are available to offset future realized gains.  To the extent that these carry-forwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders.  The amount of any capital loss carry-forwards at the Closing Date will depend on the results of investment trading activity through that date.

This discussion of material U.S. federal income tax consequences of the Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of Existing or New Fund shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.

In addition, this discussion does not address any other state, local or foreign income tax or non-income tax consequences of the Reorganization or of any transactions other than the Reorganization.

Note: Existing Fund shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein.

The New Fund and the Existing Fund will receive an opinion from the law firm of Graydon Head & Ritchey LLP, substantially to the effect that, based on certain facts, assumptions and representations made by the New Funds, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a)           New Fund’s acquisition of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities, followed by Existing Fund’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Existing Fund Shares, will qualify as a “reorganization” (as defined in section 368(a)(1)(F)), and the Fund will be “a party to a reorganization” (within the meaning of section 368(b));

(b)           Existing Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Existing Fund Shares;

(c)           New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

(d)           New Fund’s basis in each Asset will be the same as Existing Fund’s basis therein immediately before the Reorganization, and New Fund’s holding period for each Asset will include Existing Fund’s holding period therefor (except where New Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e)           A Shareholder will recognize no gain or loss on the exchange of all its Existing Fund Shares solely for New Fund Shares pursuant to the Reorganization;

(f)           A Shareholder’s aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Existing Fund Shares it actually or constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Existing Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

26

(g)           For purposes of section 381, New Fund will be treated just as Existing Fund would have been treated if there had been no Reorganization.  Accordingly, the Reorganization will not result in the termination of Existing Fund’s taxable year, Existing Fund’s tax attributes enumerated in section 381(c) will be taken into account by New Fund as if there had been no Reorganization, and the part of Existing Fund’s taxable year before the Reorganization will be included in New Fund’s taxable year after the Reorganization subject to any applicable conditions and limitations specified in sections 381, 382, 383 and 384 and the regulations thereunder.

A successful challenge to the tax-free status of the Reorganization by the Internal Revenue Service (the “IRS”) would result in the Existing Fund shareholder recognizing gain or loss with respect to the New Fund’s share equal to the difference between that shareholder’s basis in the share and the fair market value, as of the time of the Reorganization, of the Existing Fund’s shares received in exchange therefor.  In such event, a shareholder’s aggregate basis in the shares of the Existing Fund received in the exchange would equal such fair market value, and the shareholder’s holding period for the shares would not include the period during which such shareholder held New Fund shares.

If any of the representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above.  Furthermore, the description of the tax consequences set forth herein will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position.  No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated.  No ruling has been or will be requested from the IRS in connection with this transaction.  No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein.  Therefore, shareholders may find it advisable to consult their own tax adviser as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

Investment Adviser.  IMS Capital Management, Inc., located at 8995 S.E. Otty Road, Portland, Oregon 97086, serves as investment adviser to the Existing Funds and New Funds.  IMS is an independent investment advisory firm that has been managing equity and fixed income portfolios for a select group of clients since 1988. IMS currently manages accounts for institutions, retirement plans, individuals, trusts and small businesses, both taxable and non-taxable.

IMS also is responsible for running all of the operations of each Fund, except those that are provided by the custodian, transfer, accounting and administrative agent, or other parties.

Investment Advisory Agreement.  Under the investment advisory agreement with UST, on behalf of the Existing Funds, and with 360 Funds, on behalf of the New Funds, IMS supervises the management of each Fund’s investments.

Each Existing Fund and New Fund pays IMS a management fee for its services. The fee paid to IMS by each Fund is shown in the table below:

Fund	Fee as Percentage of Fund's Average Daily Net Assets
Existing IMS Capital Value Fund	1.21%
New IMS Capital Value Fund	1.21%
Existing IMS Strategic Income Fund1	1.26%
New IMS Strategic Income Fund2	1.26%
Existing IMS Dividend Growth Fund3	1.26%
New IMS Dividend Growth Fund4	1.26%

1
Effective November 1, 2013, IMS contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund’s average daily net assets through October 31, 2014, subject to IMS’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap may not be terminated prior to October 31, 2014 except by the Board of Trustees of UST.

27

2
IMS contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund’s average daily net assets through May 31, 2015, subject to IMS’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap may not be terminated prior to May 31, 2015 except by the Board of Trustees 360 Funds.

3
IMS contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund’s average daily net assets through October 31, 2014, subject to IMS’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap may not be terminated prior to October 31, 2014 except by the Board of Trustees of UST.

4
IMS contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) do not exceed 1.95% of the Fund’s average daily net assets through May 31, 2015, subject to IMS’s right to recoup payments on a rolling three-year basis so long as the payment would not exceed the 1.95% expense cap. This expense cap may not be terminated prior to May 31, 2015 except by the Board of Trustees of 360 Funds.

A discussion regarding the factors considered by the Board of Trustees of 360 Funds in approving the investment advisory agreement between 360 Funds and the IMS on behalf of each New Fund will be included in the New Funds’ first report to shareholders.
A discussion regarding the factors considered by the Board of Trustees of the Trust in approving the investment advisory agreement between the Trust and IMS on behalf of each Existing Fund is included in the Existing Funds’ Annual Report to shareholders for the year ended June 30, 2013.

Fund Management.  Mr. Carl W. Marker has been primarily responsible for management of each Existing Fund and each New Fund since inception. Mr. Marker currently serves as Chairman and Chief Investment Officer of IMS, and has served as primary portfolio manager of IMS since 1988.

The Statement of Additional Information relating to this Proxy Statement provides additional information about the Funds’ portfolio manager, including other accounts he manages, his ownership of Fund shares and his compensation.

Purchase, Redemption and Exchange Policies.  The purchase, redemption and exchange policies for the Existing Funds and New Funds are substantially similar and are highlighted below.  For a more complete discussion of the Funds’ purchase and redemption policies, please see Appendix C.

	Existing Funds		New Funds
Type of Account	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
– Regular Accounts	$5,000	$100	[__]	[__]
– Coverdell Savings Accounts and UGMAs	$2,000	$100	[__]	[__]

28

Purchase and Redemption Policies	Existing Funds	New Funds
Purchases	By check, wire, telephone, automatic investment plan, through an authorized broker-dealer or other third-party financial intermediary.	Same.
Redemptions	By check, wire, telephone, or systematic withdrawal plan.	Same.
Redemption Fees	0.50% on shares redeemed within 90 days of purchase.	Same.

Market Timing Policies.  Both the Existing Funds and the New Funds (for this section, collectively, the “Funds”) discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of a Fund’s shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees of UST and of 360 Funds has adopted a policy directing each Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all shareholders of the Funds. The Board of Trustees of UST and the Board of Trustees of the 360 Funds have each adopted a redemption policy to discourage short-term traders and/or market timers from investing in the Funds. A 0.50% short-term redemption fee will be assessed by each Fund against investment proceeds withdrawn within 90 calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, each Fund uses a “first-in, first-out” method to determine the 90-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

Distributions.  The Existing Fund’s and New Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, IRA or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Tax Information.  The Existing Funds’ and New Funds’ distributions are taxable, and are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase Existing Fund or New Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Shareholder Information.  As of the Record Date, The Existing Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of each class of the Existing Fund shares are set forth below in Appendix B-1, “Shareholder Information for the Existing Funds.”

Valuation.  The Existing Funds use UST’s Valuation Policy; the New Funds will use 360 Funds’ Valuation Policy, which is more fully discussed in Appendix C.  The Existing Funds and New Funds determine net asset value (“NAV”) in a substantially similar manner each business day that the New York Stock Exchange is open, by taking the market value of the Fund’s total assets, subtracting the Fund’s liabilities and then dividing the result (net assets) by the number of the Fund’s shares outstanding.  With respect to the Existing Funds, when market prices are not available, IMS is responsible for determining a fair value for the security, subject to the oversight of the UST Board pursuant to fair valuation procedures developed by the UST Board and the requirements of the 1940 Act.  For the New Funds, the 360 Funds’ Fair Value Committee has the authority to determine a fair value of the security when market prices are not available, subject to policies adopted by the 360 Funds’ Board and the requirements of the 1940 Act.  Applying 360 Funds’ valuation policies after the Reorganizations to the New Funds is not expected to result in material differences in the New Funds’ NAV compared to applying UST’s valuation policies to the Existing Funds prior to the Reorganizations.

29

Description of the Securities to be Issued; Rights of Shareholders.  The following is a summary of the material rights of shareholders of the Existing Fund and the New Fund, but does not purport to be a complete description of these rights.  These rights may be determined in full by reference to the Ohio statute (the “Ohio Statute”) and Delaware statute (the “Delaware Statute”) governing business trusts, UST’s Agreement and Declaration of Trust and 360 Funds’ Agreement and Declaration of Trust, and UST’s By-Laws and 360 Funds’ Bylaws (collectively, the “Governing Instruments”).  The Governing Instruments are subject to amendment in accordance with their terms.  Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”

Forms of Organization.  The Existing Funds are series of UST, an open-end management investment company organized as an Ohio business trust on October 14, 2002.  The New Funds are series of 360 Funds, an open-end management investment company organized as a Delaware statutory trust on February 24, 2005.  Each Existing Fund and each New Fund offers a single class of shares of shares of beneficial interest.

Capital Stock.  Both UST and 360 Funds are authorized to issue an unlimited number of interests (or shares).  Each Existing Fund is a single series of UST.  Each New Fund is a single series of 360 Funds.  Interests in the Existing Funds and the New Funds are represented by shares of beneficial interest each with no par value.  As of the date of this Proxy Statement, shares of approximately 17 other series of UST and 10 other series of 360 Funds are offered in separate prospectuses and statements of additional information.  360 Funds may start additional series and offer shares of New Funds under 360 Funds at any time.

Voting Rights.  Each share of the Existing Funds and the New Funds represents an interest in the respective Fund that is equal to and proportionate with each other share of the respective Fund.  UST and 360 Funds shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote.  UST and 360 Funds are not required to hold annual shareholder meetings, and it is not expected that either will do so.  However, UST and 360 Funds may hold special meetings for purposes such as electing or removing trustees.  On any matters submitted to a vote of shareholders, UST and 360 Funds shares are voted together without regard to class or series except when separate voting is required by the 1940 Act or other applicable law, or where the Board has decided that a matter only affects the interests of one or more series.

Shareholder Liability.  The Ohio Statute and the Delaware Statute do not include an express provision relating to the limitation of liability of the beneficial owners of an Ohio business trust or Delaware statutory trust, respectively.  Each of the Trust’s Governing Instruments provide that no shareholder shall be subject to any personal liability whatsoever to any person in connection with property of a Fund or the acts, obligations or affairs of UST or 360 Funds.  Each of the Trust’s Governing Instruments further provide that, if any shareholder is made a party to any suit or proceeding to enforce any such liability of a Fund, he or she shall not be held to any personal liability.  UST and 360 Funds indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder, and shall reimburse the shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

Preemptive Rights.  Shareholders of UST and 360 Funds are not entitled to any preference, preemptive, appraisal, conversion or exchange rights.

Fund Trustees and Officers.  UST is managed by the UST Board.  360 Funds is managed by the 360 Funds Board.  Therefore, the New Funds will have a different Board from the Existing Funds.  Below are the members of the 360 Funds Board:

30

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Art Falk P.O. Box 410559, Kansas City, MO 64141 Age 75	Trustee and Independent Chairman	Since June 2011	Mr. Falk has retired from Murray Hill Financial Marketing, a financial marketing consulting firm. He was President of the Company from 1990 to 2012.	Thirteen	None
Thomas Krausz P.O. Box 410559, Kansas City, MO 64141 Age 68	Trustee	Since June 2011
Mr. Krausz has been an independent management consultant to private enterprises since 2007. From 2005 to 2007 he was the Chief Technology Officer for IDT Ventures, a venture capital and business development firm. Prior to 2005, he was President of Mentorcom Services, Inc., a consulting and services company focusing on networking and web development.
				Thirteen	None
Tom M. Wirtshafter P.O. Box 410559, Kansas City, MO 64141 Age 58	Trustee	Since June 2011
Mr. Wirtshafter has been the Senior Vice President of each of American Portfolios Financial Services, a broker-dealer, and American Portfolios Advisors, an investment adviser, since 2009. From 2005 to 2008 Mr. Wirtshafter was a business consultant. Prior to 2005 he served in executive and consulting roles for various companies in the financial services industry.
				Thirteen	None

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Interested Trustee*
Randall K. Linscott P.O. Box 410559, Kansas City, MO 64141 Age 42	President	Since July 2013
Currently, Mr. Linscott is the Chief Executive Officer of M3Sixty Administration, LLC, where he has served in various roles since 2011. Prior to 2011, Mr. Linscott served as a Division Vice President at Boston Financial Data Services from 2005 until 2011.
				Thirteen	N/A

Other Fund Service Providers.  The Reorganization will affect other services currently provided to the Existing Funds.  Matrix Capital Group, Inc. will be the distributor and principal underwriter of the New Funds’ shares; Foreside Distribution Services, LP currently serves as the distributor and principal underwriter of the Existing Funds’ shares.  The New Funds will retain Huntington National Bank, which currently serves as the custodian for the Existing Funds.  The New Funds will engage Matrix 360 Administration, LLC (“M3Sixty”) as its transfer agent; Huntington Asset Services, Inc. (“Huntington”) currently serves as the Existing Funds’ transfer agent.  M3Sixty will provide administration services for the New Funds; Huntington currently provides administration services and fund accounting for the Existing Funds.

31

Independent Accountants.  [          ] serves as the independent registered public accounting firm to the Existing Funds and will serve as the independent registered public accounting firm to the New Funds.

VOTING INFORMATION

A.	RECORD DATE, VOTING RIGHTS AND VOTE REQUIRED

Proxies are being solicited from the shareholders of the Existing Funds by the UST Board for the Special Meeting to be held on May __, 2014, at 10:00 a.m. Eastern Time at offices of The Huntington National Bank, 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208, or at such later time made necessary by adjournment.  Unless revoked, all valid proxies will be voted in accordance with the instructions thereon.  If you return your signed proxy card without instructions, your vote will be case in favor of the applicable Reorganization of your Existing Fund.

The Board has fixed the close of business on April __, 2014 (the “Record Date”) as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting and any adjournments thereof.  Shareholders of record as of the Record Date will be entitled to one vote for each share held and to a proportionate fractional vote for each fractional share held.  As of the Record Date, the total number of issued and outstanding shares of beneficial interest of the existing IMS Capital Value Fund, the existing IMS Strategic Income Fund, and the existing IMS Dividend Growth Fund was ___________, ______________, and ___________, respectively.  Shareholders of record who own five percent or more of any of the Existing Funds as of the Record Date are set forth on Appendix B to this Proxy Statement.  Your Existing Fund’s Reorganization Agreement must be approved by the affirmative vote of the holders of a majority of the outstanding shares of the Existing Fund entitled to vote, as defined under the 1940 Act.  The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of the Existing Fund present or represented by proxy at the Special Meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of the Existing Fund.

(a)	HOW TO VOTE

You may vote in one of four ways

•
in person by attending the Special Meeting to be held on May [__], 2014, at 10:00 a.m. Easter Time at offices of The Huntington National Bank, 2960 N. Meridian Street, Suite 300, Indianapolis, Indiana 46208, or at such later time made necessary by adjournment;

•	by completing and signing the enclosed proxy ballot and mailing it to us in the prepaid return envelope (if mailed in the United States);
•	by Internet at the website address listed on your proxy ballot; or
•	by calling the toll-free number printed on your proxy ballot.

PLEASE NOTE, TO VOTE VIA THE INTERNET OR TELEPHONE, YOU WILL NEED THE “CONTROL NUMBER” THAT APPEARS ON YOUR PROXY BALLOT.

(b)	PROXIES

If you properly authorize your proxy by internet or telephone, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your vote will be cast at the Special Meeting and at any postponement or adjournment thereof.  If you give instructions, your vote will be cast in accordance with those instructions.  If you return your signed proxy card without instructions, your vote will be cast in favor of the reorganization.  A proxy with respect to shares held in the name of two or more persons is valid and will be counted if executed by any one of them unless at or prior to its use the Existing Fund receives written notification to the contrary from any one of such persons.

You may revoke a proxy once it is given by providing written notice to the Existing Fund.  You may change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet or telephone on a later date or by attending the Special Meeting and casting your vote in person.  Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

32

(c)	QUORUM AND ADJOURNMENTS

           The holders of a majority of the shares of an Existing Fund entitled to vote shall be a quorum for the Special Meeting for the consideration of that Existing Fund’s Reorganization Agreement. Any lesser number shall be sufficient for adjournments.  Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

(d)	EFFECT OF ABSTENTIONS AND BROKER “NON-VOTES”

All Existing Fund shares represented at the Special Meeting in person or by proxy will be counted for purposes of establishing a quorum for considering that Existing Fund’s Reorganization Agreement.  Broker non-votes will be counted for purposes of establishing a quorum but not toward the approval of the Reorganization Agreement. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.)  Abstentions and broker non-votes will have the effect of votes against the Reorganization Agreement.

Treating broker non-votes as votes against the Reorganization Agreement may have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. In order to prevent this result, an Existing Fund may request that selected brokers or nominees, in their discretion, withhold submission of broker non-votes in order to avoid the need for solicitation of additional votes in favor of the proposal.  An Existing Fund also may request that selected brokers or nominees, in their discretion, submit broker non-votes if doing so is necessary to obtain a quorum.  Abstentions and broker non-votes will not be voted “FOR” or “AGAINST” any adjournment.

(e)	SOLICITATION OF PROXIES

The Existing Funds expect that the solicitation of proxies will be primarily by mail and telephone. The solicitation also may include facsimile, Internet or oral communications by certain employees of IMS, who will not be paid for these services.  IMS and/or M3Sixty will bear the costs of the Special Meeting, including legal costs and other expenses incurred in connection with the solicitation of proxies.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of each Reorganization and the issuance of shares of the New Funds will be passed on by the law firm of Graydon Head & Ritchey LLP, 1900 Fifth Third Center, 511 Walnut Street, Cincinnati, OH 45202.

EXPERTS

The financial statements and financial highlights of each Existing Fund incorporated into this Proxy Statement by reference from the Fund’s Annual Report on Form N-CSR for the fiscal year ended June 30, 2013 have been audited by [          ], an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.  As the New Funds will not be in operation until after the Reorganization, there are currently no financials.

33

OTHER MATTERS

The Existing Funds are not required, and do not intend, to hold regular annual meetings of shareholders.  Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders (assuming the current proposal is approved) should send their written proposals to the Secretary of 360 Funds, c/o Matrix 360 Administration, LLC, P.O. Box 410559, Kansas City, MO 64141, so that they are received within a reasonable time before any such meeting.  The timely submission of a proposal does not guarantee its submission.

By order of the Board of Trustees,

/s/ John C. Swhear
John C. Swhear
President, Unified Series Trust

34

Appendix A

AGREEMENT AND PLAN OF REORGANIZATION

[INSERT EACH AGREEMENT]

Appendix B

SHAREHOLDER INFORMATION FOR THE EXISTING FUNDS

Ownership of Securities of the Fund.  As of the Record Date, the Existing Funds had the following number of shares issued and outstanding.

Series	Shares Issued & Outstanding as of April __, 2014
IMS Capital Value Fund	XXX
IMS Strategic Income Fund	XXX
IMS Dividend Growth Fund	XXX

As of the same date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the existing IMS Capital Value Fund:

	Shareholder and Address	Percentage of Fund Owned	Record or Beneficial Owner?
Principal Shareholders and Control Persons as of April __, 2014	[ ]	[ ]	[ ]

As of the same date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the existing IMS Strategic Income Fund:

	Shareholder and Address	Percentage of Fund Owned	Record or Beneficial Owner?
Principal Shareholders and Control Persons as of April __, 2014	[ ]	[ ]	[ ]

As of the same date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the existing IMS Dividend Growth Fund:

	Shareholder and Address	Percentage of Fund Owned	Record or Beneficial Owner?
Principal Shareholders and Control Persons as of April __, 2014	[ ]	[ ]	[ ]

Appendix B-1

[As of the Record Date no beneficial shareholder owned 25% or more of the outstanding shares of an Existing Fund or a class of an Existing Fund, and as such, no beneficial shareholder would be presumed to be in “control” (as that term is defined in the 1940 Act) of the Fund or that class.]  Beneficial shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of an Existing Fund.

[As of the Record Date, the Officers and Trustees of the Unified Series Trust, as a group, did not own any shares of the Existing Funds.]

Appendix B-2

Appendix C

VALUATION, PURCHASE, REDEMPTION AND TAX INFORMATION

INVESTING IN A FUND

Minimum Initial Investment. A Fund’s shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell Shares in a Fund. The minimum initial investment for Institutional Class shares of a Fund is $5,000 ($2,000 for Coverdell Savings Accounts and UGMAs). A Fund may, in the Adviser’s sole discretion, accept accounts with less than the minimum investment.

Additionally, the minimum initial investment requirement may be waived or reduced for wrap programs and certain qualified retirement plans (excluding IRAs) sponsored by financial service firms that have entered into appropriate arrangements with a Fund or otherwise by the Adviser in its sole discretion.

Determining the Fund’s Net Asset Value. The price at which you purchase or redeem Shares is based on the next calculation of net asset value after an order is accepted in good form. An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount. A Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding Shares of the Fund. The net asset value per Share of a Fund is normally determined at the time regular trading closes on the NYSE, currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. A Fund does not calculate net asset value on business holidays when the NYSE is closed.

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of a Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Funds normally use pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

Pursuant to policies adopted by the Trustees, the Adviser is responsible for notifying the Board of Trustees (or the Trust’s Fair Value Committee (“Fair Value Committee”)) when it believes that fair value pricing is required for a particular security. The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures. The Trustees monitor and evaluate the Funds’ use of fair value pricing.

Other Matters. Purchases and redemptions of Shares by the same shareholder on the same day will be netted for a Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. A Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the Securities and Exchange Commission (“SEC”) or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of a Fund’s shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of a Fund’s remaining shareholders to make payment in cash, a Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Opening a New Account. To open an account with a Fund, take the following steps:
1. Complete an Account Application. Be sure to indicate the type of account you wish to open, the amount of money you wish to invest, and which class of shares you wish to purchase. If you do not indicate which class you wish to purchase, your purchase will be invested in Institutional Class shares. The application must contain your name, date of birth, address, and Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.
2. Write a check or prepare a money order from a U.S. financial institution and payable in U.S. dollars. For regular mail orders, mail your completed application along with your check or money order made payable to the name of the Fund in which you are investing to:

IMS Funds
c/o M3Sixty Administration, LLC
P.O. Box 410559
Kansas City, MO 64141

If checks are returned due to insufficient funds or other reasons, the purchase order will not be accepted. The Funds will charge the prospective investor a $20 fee for cancelled checks and may redeem Shares of a Fund already owned by the prospective investor or another identically registered account for such fee. The prospective investor will also be responsible for any losses or expenses incurred by a Fund or the Administrator in connection with any cancelled check.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call (877) 244-6235 for instructions.

Additional Investments. You may add to your account by mail or wire at any time by purchasing Shares at the then current public offering price. Before adding funds by bank wire, please call the Funds at (877) 244-6235 and follow the above directions for bank wire purchases. Please note that in most circumstances, there will be a bank charge for wire purchases. Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. Shareholders of Institutional Class shares who have met a Fund’s minimum investment criteria may participate in a Fund’s automatic investment plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in Institutional Class shares through automatic charges to shareholders’ checking account. With shareholder authorization and bank approval, a Fund will automatically charge the shareholder’s checking account for the amount specified ($50 minimum for Institutional Class shares of a Fund), which will automatically be invested in Institutional Class shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by notifying a Fund in writing.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), a Fund is required to obtain, verify, and record information to enable a Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, a Fund will ask for, among other things, the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. A Fund may also ask to see the investor’s driver’s license or other identifying documents. An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information. In addition, if after opening the investor’s account, the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor. If a Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next net asset value calculated after the investor’s account is closed. In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment. A Fund will not be responsible for any losses incurred due to a Fund’s inability to verify the identity of any investor opening an account.

Other Information. In connection with all purchases of Fund Shares, we observe the following policies and procedures:

•
We price direct purchases based on the next public offering price (net asset value) computed after your order is received. Direct purchase orders received by Matrix as the Funds’ transfer agent by the close of the regular session of the NYSE (generally 4:00 p.m., Eastern Time) are confirmed at that day's public offering price. Purchase orders received by dealers prior to the close of the regular session of the NYSE on any business day and transmitted to Matrix on that day are confirmed at the public offering price determined as of the close of the regular session of trading on the NYSE on that day.

•	We do not accept third party checks for any investments.

•	We may open accounts for less than the minimum investment or change minimum investment requirements at any time.

•	We may refuse to accept any purchase request for any reason or no reason.

•	We mail you confirmations of all your purchases or redemptions of Fund Shares.

•	Certificates representing Shares are not issued.

Choosing a Share Class. The Funds offer one class of shares, Institutional Class shares.

Institutional Class shares. Institutional Class shares of a Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in a Fund. Institutional Class shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with a Fund. These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

Additional Information about Sales Charges. Information regarding a Fund's sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on a Fund's website since each Funds’ website contains limited information. Further information is available by calling the Funds at (877) 244-6235.

Redeeming Shares

Regular Mail Redemptions. Regular mail redemption requests should identify the name of the applicable Fund(s) and be addressed to:

IMS Funds
c/o M3Sixty Administration, LLC
P.O. Box 410559
Kansas City, MO 64141

Regular mail redemption requests should include the following:

(1) Your letter of instruction specifying the Fund, account number and number of Shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
(2) Any required signature guarantees (see “Signature Guarantees” below); and
(3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within seven days after receipt of your redemption request. However, a Fund may delay forwarding a redemption check for recently purchased Shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 10 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem Shares of a Fund by calling (877) 244-6235. A Fund may rely upon confirmation of redemption requests transmitted via facsimile ((816) 743-4477). The confirmation instructions must include the following:

(1)	Name of Fund;
(2)	Shareholder name(s) and account number;
(3)	Number of Shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption funds to the shareholder; and
(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). A Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions. If this cost is passed through to redeeming shareholders by a Fund, the charge will be deducted automatically from your account by redemption of Shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with a Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. A Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to ensure instructions are genuine.

Minimum Account Size. Due to the relatively high cost of maintaining small accounts, a Fund reserves the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” above). A Fund will notify you if your account falls below the required minimum. If your account is not increased to the required level after a thirty (30) day cure period then a Fund may, at its discretion, liquidate the account.

Redemptions In Kind. A Fund does not intend, under normal circumstances, to redeem its Shares by payment in kind. However, a Fund reserves the right to meet redemption requests by payment in kind where it believes it is in the best interest of the Fund and the remaining shareholders. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund’s net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold.

Signature Guarantees. To protect your account and a Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTIONS

Purchases and Redemptions through Securities Firms. A Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of a Fund. In addition, orders will be deemed to have been received by a Fund when an authorized broker, or broker-authorized designee, accepts the purchase order or receives the redemption order. Orders will be priced at the next calculation of a Fund’s net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if Shares are purchased through a broker or agent. A Fund is not responsible for ensuring that a broker carries out its obligations. You should look to the broker through whom you wish to invest for specific instructions on how to purchase or redeem shares of a Fund.

Telephone Purchases by Securities Firms. Brokerage firms that are Financial Industry Regulatory Authority, Inc. (“FINRA”) members may telephone Matrix at (877) 244-6235 and buy Shares for investors who have investments in the Fund through the brokerage firm’s account with a Fund. By electing telephone purchase privileges, FINRA member firms, on behalf of themselves and their clients, agree that neither the Fund nor Matrix shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, a Fund and its agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the FINRA member firms may bear the risk of any loss in the event of such a transaction. However, if Matrix fails to follow these established procedures, it may be liable. A Fund may modify or terminate these telephone privileges at any time.

Disruptive Trading and Market Timing. A Fund is not intended for or suitable for market timers, and market timers are discouraged from becoming investors. The ability of new shareholders to establish an account, or for existing shareholders to add to their accounts is subject to modification or limitation if a Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading (“Disruptive Trading”) which can have harmful effects for other shareholders. These risks and harmful effects include:

•
an adverse effect on portfolio management, as determined by the Adviser in its sole discretion, such as causing the Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and

•	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

You should note that, if a Fund invests primarily in securities of foreign companies that are traded on U.S. exchanges, the Fund may be more susceptible to market timing than mutual funds investing primarily in U.S. companies.

In an effort to protect shareholders from Disruptive Trading, the Board of Trustees has approved certain market timing policies and procedures. Under these market timing policies and procedures, a Fund may monitor trading activity by shareholders and take specific steps to prevent Disruptive Trading. In general, each Fund considers frequent roundtrip transactions in a shareholder account to constitute Disruptive Trading. A “roundtrip transaction” is one where a shareholder buys and then sells, or sells and then buys, Shares within 30 days. While there is no specific limit on roundtrip transactions, the Funds reserve the right to (i) refuse any purchase order; and/or (ii) restrict or terminate purchase privileges for shareholders or former shareholders, particularly in cases where a Fund determines that the shareholder or potential shareholder has engaged in more than one roundtrip transaction in a Fund within any rolling 30-day period.

In determining the frequency of roundtrip transactions, a Fund does not include purchases pursuant to dollar cost averaging or other similar programs, and a Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions, and transactions initiated by a plan sponsor. A Fund will calculate roundtrip transactions at the shareholder level, and may contact a shareholder to request an explanation of any activity that the Fund suspects as Disruptive Trading.

Notwithstanding the foregoing, a Fund may also take action if a shareholder’s trading activity (evaluated based on roundtrip trading or otherwise) is deemed Disruptive Trading by a Fund, even if applicable Shares are held longer than 30 days. In addition, a Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement. A Fund also imposes an initial sales load and a CDSC on certain Shares, each of which has the effect of discouraging Disruptive Trading in Fund Shares.

A Fund cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

Disclosure of Portfolio Holdings. A description of a Fund’s policies and procedures with respect to the disclosure of such Fund’s portfolio securities is available in the Fund’s SAI.

OTHER IMPORTANT INFORMATION

Distributions

The Funds distribute their net investment income and net realized long and short-term capital gains to their shareholders at least annually, usually in December. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional Shares (or fractions thereof) of the Fund.

Federal Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences of investing in the Fund.

Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund Shares. Although a Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by a Fund, regardless of whether distributions are received in cash or are reinvested in additional Fund Shares. Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders should consult with their own tax advisers to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

INDEX DESCRIPTIONS

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Barclay’s U.S. Aggregate Bond Index is an index that measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.

Direct investment in an index is not possible.

Appendix D

FINANCIAL HIGHLIGHTS

It is anticipated that following the Reorganization, the New Funds will be the accounting survivors of the Existing Funds.  The following financial highlights tables are intended to help you understand each Existing Fund’s financial performance for the periods shown below.  The total returns presented in the tables represent the rate that an investor would have earned on an investment in an Existing Fund for the stated period (assuming reinvestment of all Existing Fund distributions).  The information presented in the tables below for the years ended June 30 has been audited by [          ], an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.  The financial highlights tables on the following pages reflect selected per share data and ratios for a share outstanding of the Fund throughout each period. The financial highlight tables also include each Existing Fund’s unaudited financial highlights for the six-month period ended December 31, 2013.

IMS CAPITAL VALUE FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each period

	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30, 2013	Year Ended June 30, 2012		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Selected Per Share Data
Net asset value, beginning of period	$17.62		$14.99	$17.11		$12.69	$11.20	$18.26

Income from investment operations
Net investment income (loss)	(0.03)		0.01	(0.07	)(a)	(0.12)	(0.04)	0.04
Net realized and unrealized gain (loss) on investments	2.59		2.62	(2.05)		4.54	1.58	(5.46)

Total from investment operations	2.56		2.63	(2.12)		4.42	1.54	(5.42)

Less Distributions to shareholders:
From net investment income	–		–	–		–	(0.05)	–
From net realized gain	–		–	–		–	–	(1.64)

Total distributions	–		–	–		–	(0.05)	(1.64)

Paid in capital from redemption fees (b)	–		–	–		–	–	–

Net asset value, end of period	$20.18		$17.62	$14.99		$17.11	$12.69	$11.20

Total Return (c)	14.53	%(d)	17.54%	(12.39)%		34.83%	13.72%	(29.20)%
Ratios and Supplemental Data
Net assets, end of period (000)	$39,483		$35,031	$40,283		$59,509	$57,532	$74,076
Ratio of expenses to average net assets	2.05	%(e)	2.06%	1.87%		1.85%	1.78%	1.67%
Ratio of net investment income (loss) to average net assets	(0.26	)%(e)	0.12%	(0.46)%		(0.71)%	(0.31)%	0.32%
Portfolio turnover rate	82%		147%	98%		126%	15%	16%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Redemption fees resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

IMS STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each period

	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30, 2013		Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Selected Per Share Data
Net asset value, beginning of period	$6.11		$6.08		$6.89	$6.50	$5.34	$8.88

Income from investment operations
Net investment income (loss)	0.32		0.59		0.62	0.62	0.56	0.67
Net realized and unrealized gain (loss) on investments and foreign currency	0.02		0.01	(a)	(0.82)	0.38	1.17	(3.51)

Total from investment operations	0.34		0.60		(0.20)	1.00	1.73	(2.84)

Less Distributions to shareholders:
From net investment income	(0.30)		(0.56)		(0.60)	(0.58)	(0.56)	(0.69)
Tax return of capital	–		(0.01)		(0.01)	(0.03)	(0.01)	(0.01)

Total distributions	(0.30)		(0.57)		(0.61)	(0.61)	(0.57)	(0.70)

Paid in capital from redemption fees (b)	–		–		–	–	–	–

Net asset value, end of period	$6.15		$6.11		$6.08	$6.89	$6.50	$5.34

Total Return (c)	5.67	%(d)	10.02%		(2.59)%	15.88%	32.97%	(32.44)%
Ratios and Supplemental Data
Net assets, end of period (000)	$41,073		$38,945		$34,026	$42,924	$42,351	$33,877
Ratio of expenses to average net assets	1.92	%(e)(f)(g)	1.95	%(g)	2.01%	1.97%	2.01%	1.77%
Ratio of expenses to average net assets before waiver & reimbursement	2.08	%(e)	2.06%		2.01%	1.97%	2.01%	1.83%
Ratio of net investment income to average net assets	10.16	%(e)(f)(g)	9.27	%(g)	9.90%	9.05%	8.98%	10.58%
Ratio of net investment income to average net assets before waiver & reimbursement	10.00	%(e)	9.16%		9.90%	9.05%	8.98%	10.52%
Portfolio turnover rate	200%		389%		393%	400%	468%	91%

(a)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations.

(b)	Redemption fees resulted in less than $0.005 per share in each period.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)
Effective November 1, 2013, the Advisor agreed to waive fees to maintain Fund expenses at 1.95% (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses).

(g)
Effective November 1, 2012, the Advisor agreed to waive fees to maintain Fund expenses at 1.89% (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses).

IMS DIVIDEND GROWTH FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each period

	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30, 2013		Year Ended June 30, 2012		Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Selected Per Share Data
Net asset value, beginning of period	$10.96		$9.73		$9.85		$7.93	$7.38	$11.29

Income from investment operations
Net investment income (loss)	0.11		0.30		0.25		0.15	0.10	0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.01		1.44		(0.17)		1.90	0.55	(3.11)

Total from investment operations	1.12		1.74		0.08		2.05	0.65	(3.03)

Less Distributions to shareholders:
From net investment income	(0.09)		(0.38)		(0.20)		(0.13)	(0.10)	(0.20)
From net realized gain	–		–		–		–	–	(0.68)
Tax return of capital	–		(0.13)		–		–	–	– (a)

Total distributions	(0.09)		(0.51)		(0.20)		(0.13)	(0.10)	(0.88)

Paid in capital from redemption fees (b)	–		–		–		–	–	–

Net asset value, end of period	$11.99		$10.96		$9.73		$9.85	$7.93	$7.38

Total Return (c)	10.26	%(d)	18.10%		0.86%		25.91%	8.71%	(26.27)%
Ratios and Supplemental Data
Net assets, end of period (000)	$8,818		$8,000		$7,881		$8,622	$10,223	$10,362
Ratio of expenses to average net assets	1.95	%(e)(f)	1.97	%(f)	2.09	%(f)	2.66%	2.59%	2.28%
Ratio of expenses to average net assets before waiver & reimbursement	2.51	%(e)	2.43%		2.25%		2.66%	2.59%	2.28%
Ratio of net investment income to average net assets	1.88	%(e)(f)	2.85	%(f)	2.51	%(f)	1.48%	1.21%	0.65%
Ratio of net investment income to average net assets before waiver & reimbursement	1.33	%(e)	2.39%		2.35%		1.48%	1.21%	0.65%
Portfolio turnover rate	132%		98%		47%		162%	130%	46%

(a)	Distributions amounted to less than $0.005 per share.
(b)	Redemption fees resulted in less than $0.005 per share in each period.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)
Effective September 1, 2011, the Advisor agreed to waive fees to maintain Fund expenses at 1.95% (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses). Prior to that date, the Fund did not have an expense cap.

PART B
STATEMENT OF ADDITIONAL INFORMATION
May __, 2014

THE REORGANIZATION OF

IMS Capital Value Fund
IMS Strategic Income Fund
IMS Dividend Growth Fund
(each, a series of Unified Series Trust)

INTO

IMS Capital Value Fund
IMS Strategic Income Fund
IMS Dividend Growth Fund
(each, a series of 360 Funds)

This Statement of Additional Information dated May __, 2014 (the “SAI”) is not a prospectus.  A proxy statement/prospectus dated May __, 2014 (the “proxy statement/prospectus”) related to the above referenced matter may be obtained from 360 Funds, on behalf of the IMS Capital Value Fund, IMS Strategic Income Fund, and IMS Dividend Growth Fund, by writing or calling 360 Funds at the following address and telephone number:

360 FUNDS TRUST
4520 Main Street, Suite 1425
Kansas City, MO 64111
(888) 263-5593

This SAI should be read in conjunction with such information statement/prospectus.

You should rely only on the information contained in this SAI and the proxy statement/prospectus.  360 Funds has not authorized others to provide additional information.  This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

1.	The Statement of Additional Information for the IMS Capital Value Fund, IMS Strategic Income Fund, and IMS Dividend Growth Fund (each, a series of UST), dated October 28, 2013.

2.	The audited financial statements of the IMS Capital Value Fund, IMS Strategic Income Fund, and IMS Dividend Growth Fund (each, a series of UST) for the fiscal year ended June 30, 2013.

3.	The Semi-Annual Report to Shareholders of the IMS Capital Value Fund, IMS Strategic Income Fund, and IMS Dividend Growth Fund (each, a series of UST) for the period ended December 31, 2013.

4.	The Statement of Additional Information for the IMS Capital Value Fund, IMS Strategic Income Fund, and IMS Dividend Growth Fund (each, a series of 360 Funds), dated May __, 2014.

Incorporation by Reference

The following documents are incorporated by reference into this SAI:

•
The Statement of Additional Information for the IMS Capital Value Fund, IMS Strategic Income Fund, and IMS Dividend Growth Fund (each, a series of UST, and together, the “Existing Funds”) dated October 28, 2013, are incorporated by reference to Post-Effective Amendment No. 287 to UST’s Registration Statement on Form N-1A (File No. 811-21237), filed with the SEC on October 28, 2013.

•
The audited financial statements of the Existing Funds dated June 30, 2013, are incorporated by reference to the Annual Report of the Fund for the fiscal year ended June 30, 2013, filed on Form N-CSR (File No. 811- 21237) with the SEC on September 5, 2013.

•
The financial statements of the Existing Fund dated December 31, 2013, are incorporated by reference to the Semi-Annual Report of the Fund for the six-month fiscal period ended December 31, 2013, filed on Form N-CSR (File No. 811- 21237) with the SEC on March 6, 2014.

IMS CAPITAL VALUE FUND
IMS STRATEGIC INCOME FUND
IMS DIVIDEND GROWTH FUND

Each, a Series of 360 Funds

STATEMENT OF ADDITIONAL INFORMATION

May __, 2014

Page

DESCRIPTION OF THE TRUST, THE PREDECESSOR FUND AND THE FUND	2
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISK CONSIDERATIONS	3
INVESTMENT ADVISOR	21
TRUSTEES AND EXECUTIVE OFFICERS	24
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	29
PORTFOLIO TURNOVER	30
PORTFOLIO TRANSACTIONS AND BROKERAGE	30
DISCLOSURE OF PORTFOLIO HOLDINGS	33
PROXY VOTING POLICY	34
DETERMINATION OF NET ASSET VALUE	37
REDEMPTION IN-KIND	38
CUSTODIAN	38
FUND SERVICES	39
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL	40
DISTRIBUTOR	40
FINANCIAL STATEMENTS	43

DESCRIPTION OF THE TRUST, THE PREDECESSOR FUND AND THE FUND

360 Funds (the “Trust”) was organized on February 24, 2005 as a Delaware statutory trust.  The following series of funds advised by IMS Capital Management, Inc.: (i) IMS Capital Value Fund; (ii) IMS Strategic Income Fund; and (iii) IMS Dividend Growth Fund, (each a “Fund” and collectively, the “Funds”) are each diversified, open end management investment company and separate series of the Trust.    Prior to July 11, 2011, the Trust was known as the Parr Family of Funds and prior to August 27, 2007, the Trust was known as the Pope Family of Funds.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may, from time to time, issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

IMS Capital Value Fund was organized as a diversified series of Unified Series Trust  on June 6, 2004. The IMS Strategic Income Fund was organized as a non-diversified series of the Unified Series Trust on June 6, 2004. Effective October 29, 2012, the IMS Strategic Income Fund adopted a diversification policy. The IMS Dividend Growth Fund was organized as a non-diversified series of the Unified Series Trust on June 6, 2004. Effective September 1, 2009, the IMS Dividend Growth Fund adopted a diversification policy. Together, the Funds managed by IMS Capital Management, Inc. (“IMS,” or the “Adviser”) in the Unified Series Trust shall be called the “Predecessor Funds.”

It is expected that on or about May __, 2014, the Predecessor Funds will reorganized into a newly formed series of the Trust with the same name, IMS Capital Value Fund, the IMS Strategic Income Fund, and the IMS Dividend Growth Fund (the “New Funds”).  The investment adviser to the Predecessor Funds and the New Funds is IMS.

The Funds currently offer a single class of shares.  Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.  Expenses attributable to any class are borne by that class.  On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  The Fund may offer additional classes of shares in the future.

The Fund does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) for the account of the shareholder.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus.  For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and this SAI.

The Fund may authorize one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers would be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the net asset value of the applicable share class next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by the Fund.  The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available.  The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The Fund’s annual report contains additional performance information and will be made available to investors upon request and without charge.

The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Fund may make and some of the techniques it may use.

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that a Fund’s investment program will be successful. Investors should carefully review the descriptions of a Fund’s investments and their risks described in the Prospectus and this SAI.

Common Stocks. A Fund may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. A Fund may also invest in warrants and rights related to common stocks.

Investments in Small-Cap Companies and Micro Cap Companies. A Fund may invest a significant portion of its assets in securities of companies with small market capitalizations or micro market capitalizations. Certain small-cap companies and micro-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies and micro-cap companies tend to be very volatile and speculative. Small-cap companies and micro-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small-cap companies and micro-cap companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies and micro-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, a Fund’s investments in small-cap companies and micro-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company or micro-cap company than for securities of a large company. Therefore, investments in small-cap companies and micro-cap companies may be less liquid and subject to significant price declines that result in losses for a Fund.

Derivative Instruments. A Fund may (but is not required to) use a variety of derivative instruments (including both long and short positions) in an attempt to enhance the Fund’s investment returns, to hedge against market and other risks in the portfolio, to add leverage to the portfolio and/or to obtain market exposure with reduced transaction costs.

Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indices and other assets. Examples of derivatives and information about some types of derivatives and risks associated therewith follows. The derivatives market is continually evolving and a Fund may invest in derivatives other than those described below.

The value of some derivative instruments in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to utilize these instruments successfully may depend in part upon their ability to forecast interest rates and other economic factors correctly. If a Fund incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Fund could suffer losses.

A Fund might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. If a Fund incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy, a Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of derivative strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they also can reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. A Fund’s use of derivatives may increase or accelerate the amount of ordinary income recognized by shareholders.

Federal legislation has been recently enacted in the U.S. that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon a Fund’s participation in derivatives transactions.

Options on Securities and Indices. As described in the Prospectus, a Fund may, among other things, purchase and sell put and call options on equity, debt or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) System or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue from a dealer. Among other reasons, a Fund may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the seller of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The seller of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the seller of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

When a Fund sells a call (put) option on an underlying security it owns (is short), the option is sometimes referred to as a “covered option.” A Fund may sell such options. When a Fund sells a call or put option on underlying securities it does not own (is not short), the option is sometimes referred to as a “naked option.”

A Fund may sell “naked” call options on individual securities or instruments in which it may invest but that are not currently held by a Fund. When selling “naked” call options, a Fund must deposit and maintain sufficient margin with the broker-dealer through which it sold the “naked” call option as collateral to ensure that it meets its obligations as the seller of the option. A Fund is further subject to the segregation requirements described below when it sells “naked” call options. Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit a Fund’s exposure to loss. During periods of declining securities prices or when prices are stable, selling “naked” call options can be a profitable strategy to increase a Fund’s income with minimal capital risk. However, when the price of the security underlying the sold option increases, a Fund is exposed to an increased risk of loss, because if the price of the security underlying the option exceeds the option’s exercise price, a Fund will lose the difference. “Naked” sold call options are riskier than covered call options because there is no underlying security held by a Fund that can act as a partial hedge. “Naked” sold call options have speculative characteristics, and the potential for loss is theoretically unlimited. When a “naked” sold call option is exercised, a Fund must purchase the underlying security to meet its delivery obligation or make a payment equal to the value of its obligation in order to close out the option. There is also a risk, especially with less liquid preferred and debt securities or small capitalization securities, that the securities may not be available for purchase.

A naked put option is a position in which a buyer sells a put option and has no position in the underlying stock. A naked put option may be used when a Fund expects the underlying stock to be trading above the strike price at the time of expiration. A Fund will benefit from a naked put option if the underlying stock is trading above the strike price at the time of the expiration of the put option and expires worthless because a Fund will keep the entire premium. A Fund could lose money if the price of the underlying stock is below the strike price because the put may be exercised against a Fund, causing a Fund to buy the stock at the strike price.

If an option sold by a Fund expires unexercised, a Fund realizes a capital gain equal to the premium received at the time the option was sold. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, a Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option that is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from selling the option, or, if it is more, a Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

While, as mentioned above, a Fund may sell naked call or put options, such options will nonetheless be deemed to be “covered” as such term is used in the context of Section 18 of the 1940 Act. In the case of a call option on a security, a call option is covered for these purposes if a Fund segregates assets determined to be liquid by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) in an amount equal to the contract value of the position (minus any collateral deposited with a broker-dealer), on a mark-to-market basis. The option is also covered if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser in accordance with procedures approved by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by a Fund. For a call option on an index, the option is covered if a Fund segregates assets determined to be liquid by the Adviser. A call option is also covered if a Fund holds a call on the same index or security as the call sold where the exercise price of the call held is (i) equal to or less than the exercise price of the call sold, or (ii) greater than the exercise price of the call sold, provided the difference is segregated by a Fund in assets determined to be liquid by the Adviser. A put option on a security or an index is “covered” if a Fund segregates assets determined to be liquid by the Adviser in accordance with procedures approved by the Board of Trustees equal to the exercise price. A put option is also covered if a Fund holds a put on the same security or index as the put sold where the exercise price of the put held is (i) equal to or greater than the exercise price of the put sold, or (ii) less than the exercise price of the put sold, provided the difference is segregated by a Fund in assets determined to be liquid by the Adviser.

OTC Options. A Fund may also purchase and sell over-the-counter (“OTC”) options. OTC options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. A Fund may be required to treat as illiquid OTC options purchased and securities being used to cover certain sold OTC options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment. A Fund may also purchase and sell dealer options.

Risks Associated with Options on Securities and Indices. There are several risks associated with transactions in options on securities, including ETFs, and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the intended result. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security or index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a call option that it had sold on a security held in its portfolio, it would not be able to sell the underlying security unless the option expired without exercise. As the seller of a call option on an individual security held in a Fund’s portfolio, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security or index position covering the call option above the sum of the premium and the exercise price of the call but has retained the risk of loss (net of premiums received) should the price of the underlying security or index position decline. Similarly, as the seller of a call option on a securities index or ETF, a Fund forgoes the opportunity to profit from increases in the index or ETF over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of a Fund’s portfolio securities decline.

The value of call options sold by a Fund will be affected by, among other factors, changes in the value of underlying securities (including those comprising an index), changes in the dividend rates of underlying securities (including those comprising an index), changes in interest rates, changes in the actual or perceived volatility of the stock market and underlying securities and the remaining time to an option’s expiration. The value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. The seller of an option generally has no control over the time when it may be required to fulfill its obligation as a seller of the option. Once an option seller has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The hours of trading for options may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets. In addition, a Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which the options are traded. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose other sanctions that could adversely affect a Fund engaging in options transactions.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security or index remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), a Fund will lose its entire investment in the option. Also, where a put or call option on a particular security or index is purchased to hedge against price movements in a related security or index, the price of the put or call option may move more or less than the price of the related security or index. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Similarly, if restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index or ETF sold by a Fund is covered by an option on the same index or ETF purchased by a Fund, movements in the index or ETF may result in a loss to a Fund; however, such losses may be mitigated by changes in the value of a Fund’s securities during the period the option was outstanding (based, in part, on the extent of correlation (if any) between the performance of the index or ETF and the performance of a Fund’s portfolio securities).

Foreign Currency Options. A Fund may buy or sell put and call options on foreign currencies in various circumstances, including, but not limited to, as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Fund’s securities may be denominated or to cross-hedge or in an attempt to increase the total return when the Adviser anticipates that the currency will appreciate or depreciate in value. In addition, a Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using such options.

Option Combinations. A Fund may combine options transactions, which combinations may be in the form of option spreads or option collars. Put spreads and collars are designed to protect against a decline in value of a security a Fund owns. A collar involves the purchase of a put and the simultaneous selling of a call on the same security at a higher strike price. The put protects the investor from a decline in the price of the security below the put’s strike price. The call means that the investor will not benefit from increases in the price of the security beyond the call’s strike price. In a put spread, an investor purchases a put and simultaneously sells a put on the same security at a lower strike price. This combination protects the investor against a decline in the price down to the lower strike price. The premium received for selling the call (in the case of a collar) or selling the put (in the case of a put spread) offsets, in whole or in part, the premium paid to purchase the put.

In a call spread, an investor purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased. The purchased call is designed to provide exposure to a potential increase in the value of a security an investor owns. The premium received for selling the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the investor will not benefit from increases in the price of the security beyond the sold call’s strike price.

A Fund may sell straddles (covered or uncovered) consisting of a combination of a call and a put sold on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, a Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade that have been designated “contracts markets” by the Commodities Futures Trading Commission (“CFTC”). No purchase price is paid or received when the contract is entered into. Instead, a Fund, upon entering into a futures contract (and to maintain a Fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” A Fund expects to earn interest income on their initial and variation margin deposits.

A Fund will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for a Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Fund’s current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. A Fund may purchase exchange-traded call and put options on futures contracts and sell exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price at any time before the option expires.

A Fund may sell options on futures contracts that are “covered.” A Fund will be considered “covered” with respect to a put option it has sold if, so long as it is obligated as seller of the put, a Fund segregates with its custodian cash, U.S. government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has sold (less any related margin deposited with the futures broker). A Fund will be considered “covered” with respect to a call option it has sold on a debt security future if, so long as it is obligated as a seller of the call, a Fund owns a security deliverable under the futures contract. A Fund will be considered “covered” with respect to a call option it has sold on a securities index future if a Fund owns securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the seller of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the seller of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the seller of the option will be debited to its account and must be immediately paid by the seller. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Fund sells options on futures contracts, a Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, a Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for a Fund. If the option is exercised, a Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but that will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by a Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts may be used as a means of hedging a Fund’s portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging a Fund’s portfolio against a market advance when a Fund is fully invested.

The selling of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of a Fund’s holdings of securities. The selling of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities a Fund intends to acquire. However, the hedge is limited to the amount of premium received for selling the put.

Hedging. A Fund may engage in an ongoing hedging strategy. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. A Fund may enter into these transactions: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased, (b) to close out or offset existing positions, (c) to manage the duration of a portfolio’s fixed income investments, or (d) to enhance returns.

Hedging activity in a Fund may involve the use of derivatives including, but not limited to, buying or selling (writing) put or call options on stocks, shares of exchange traded funds (“ETFs”) or stock indexes, buying ETFs or other investment companies that engage in hedging strategies, entering into stock index futures contracts or buying or selling options on stock index futures contracts or financial futures contracts, such as futures contracts on U.S. Treasury securities and interest related indices, and options on financial futures, or purchasing foreign currency forward contracts or options on foreign currency. A Fund will buy or sell options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. A Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. A Fund may also hedge against fluctuations in currency exchange rates, in connection with its investments in foreign securities by purchasing foreign forward currency exchange contracts and/or options on foreign currency.

A notice on behalf of the Trust has been filed with the National Futures Association claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Trust's operation. Accordingly, a Fund is not subject to registration or regulation as a commodity pool operator.

Foreign Securities. Foreign securities include U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers. A Fund may invest directly in foreign equity securities traded directly on U.S. exchanges, foreign exchanges, over-the-counter or in the form of American Depositary Receipts. A Fund may also invest in foreign currency-denominated fixed-income securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. Many of the risks are more pronounced for investments in developing or emerging market countries, or countries whose markets are becoming open, or have only recently opened, to private investment, foreign investment or both.

American Depositary Receipts (“ADRs”). ADRs provide a method whereby a Fund may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. ADRs are subject to many of the risks affecting foreign investments generally, except for those specific to trading securities on foreign exchanges.

Political and Economic Factors. Foreign investments involve risks unique to the local political, economic, and regulatory structures in place, as well as the potential for social instability, military unrest, or diplomatic developments that could prove adverse to the interests of U.S. investors. Individual foreign economies can differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, significant external political and economic risks currently affect some foreign countries. War and terrorism affect many countries. Many countries throughout the world are dependent on a healthy U.S. economy or economies elsewhere around the world (e.g., Europe), and are adversely affected when the U.S. or other world economies weaken or their markets decline.

Government Action. Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Foreign Currencies; Currency Fluctuations. A Fund’s investments in foreign securities may be denominated in U.S. dollars or foreign currencies. For securities valued in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency. Such changes will also affect a Fund’s income and may affect the income of companies in which a Fund invests. Generally, when a given currency appreciates against the U.S. dollar (the U.S. dollar weakens), the value of a Fund’s securities denominated in that currency will rise. When a given currency depreciates against the U.S. dollar (the U.S. dollar strengthens), the value of a Fund’s securities denominated in that currency will decline. Countries with managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market may experience sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Similarly, a Fund may be adversely affected by holding securities in foreign currencies that are not readily convertible into U.S. dollars.

Potential Adverse Changes. With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

Information and Supervision. There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. It also is often more difficult to keep currently informed of corporate actions that affect the prices of portfolio securities.

Market Characteristics. Foreign securities markets are generally not as developed or efficient as, and may be more volatile and have less volume and liquidity than, those in the United States. Securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to a Fund.

Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of a Fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which a Fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents.

Taxes. The dividends and interest payable on foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund’s shareholders. In addition, some governments may impose a tax on purchases by foreign investors of certain securities that trade in their country.

Depositary Receipts. A Fund’s investments may include securities of foreign issuers in the form of sponsored or unsponsored ADRs, Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs are depositary receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle a Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

Convertible Securities. Although the equity investments of a Fund consist primarily of common and preferred stocks, a Fund may buy securities convertible into common stock if, for example, the Adviser believes that a company’s convertible securities are undervalued in the market. Convertible securities eligible for purchase by a Fund include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the underlying securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of a Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. A Fund’s ability to invest in warrants may be limited by a Fund’s investment restrictions.

Real Estate Securities. A Fund will not invest in real estate (including mortgage loans and limited partnership interests), but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. A Fund may also invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes interest rates.

U.S. Government Securities. A Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g. GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of a Fund’s shares.

Foreign Government Obligations. A Fund may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency.

Mortgage-Backed Securities. A Fund may invest in mortgage-backed securities, such as those issued by GNMA, FNMA, FHLMC or certain foreign issuers. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property. The mortgages backing these securities include, among other mortgage instruments, conventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The government or the issuing agency typically guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of a Fund’s shares. These securities generally are “pass-through” instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees.

Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool’s term may be shortened by unscheduled or early payments of principal on the underlying mortgages. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location, scheduled maturity and age of the mortgage and other social and demographic conditions. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. For pools of fixed-rate 30-year mortgages in a stable interest rate environment, a common industry practice in the U.S. has been to assume that prepayments will result in a 12-year average life, although it may vary depending on various factors. At present, pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting a Fund’s yield.

The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor, such as GNMA, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

Asset-Backed Securities. A Fund may invest in asset-backed securities, which represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation.

Asset-backed securities present certain risks that are not presented by other securities in which a Fund may invest. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, there is no assurance that the security interest in the collateral can be realized.

Structured Notes, Bonds and Debentures. A Fund may invest in structured notes, bonds and debentures. Typically, the value of the principal and/or interest on these instruments is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (the “Reference”) or the relevant change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment. The value of structured securities may move in the same or the opposite direction as the value of the Reference, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference so that the security may be more or less volatile than the Reference, depending on the multiple. Consequently, structured securities may entail a greater degree of market risk and volatility than other types of debt obligations.

Assignments and Participations. A Fund may invest in assignments of and participations in loans issued by banks and other financial institutions.

When a Fund purchases assignments from lending financial institutions, a Fund will acquire direct rights against the borrower on the loan. However, since assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Participations in loans will typically result in a Fund having a contractual relationship with the lending financial institution, not the borrower. A Fund would have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender of the payments from the borrower. In connection with purchasing a participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased a participation. As a result, a Fund purchasing a participation will assume the credit risk of both the borrower and the lender selling the participation. In the event of the insolvency of the lender selling the participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

A Fund may have difficulty disposing of assignments and participations because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular assignments or participations when necessary to meet a Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid market for assignments and participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing a Fund’s portfolio and calculating its net asset value.

A Fund may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a foreign government (a “Borrower”) and one or more financial institutions (“Lenders”). The majority of a Fund’s investments in Loans are expected to be in the form of participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in a Fund having a contractual relationship only with the Lender, not with the Borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and a Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the Borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower.

When a Fund purchases Assignments from Lenders, a Fund will acquire direct rights against the Borrower on the Loan. However, since Assignments are generally arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

There are risks involved in investing in Participations and Assignments. A Fund may have difficulty disposing of them because there is no liquid market for such securities. The lack of a liquid secondary market will have an adverse impact on the value of such securities and on a Fund’s ability to dispose of particular Participations or Assignments when necessary to meet a Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the Borrower. The lack of a liquid market for Participations and Assignments also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing a Fund’s portfolio and calculating its net asset value.

Corporate Debt Securities. A Fund’s fixed income investments may include corporate, municipal or other government debt securities. Corporate and municipal debt obligations purchased by a Fund may be any credit quality, maturity or yield. Accordingly, a Fund’s debt securities may include “investment grade” securities (those rated at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Ratings Services (“S&P”) or Fitch Investors Service, Inc. (“Fitch”) or, if not rated, of equivalent quality in the Adviser’s opinion. In addition, a Fund’s debt securities may include lower-rated debt securities including, without limitation, junk bonds. Debt obligations rated Baa3 by Moody’s or BBB- by S&P, or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt obligations rated lower than Baa3 by Moody’s or lower than BBB- by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal. Descriptions of the quality ratings of Moody’s, S&P and Fitch are contained in this SAI. While the Adviser utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

Money Market Instruments. A Fund may invest in money market instruments including U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by a Fund. Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When a Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Maturities of Commercial Paper generally range from 2 to 270 days and are usually sold on a discounted basis rather than as an interest-bearing instrument. A Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch, or if not rated, of equivalent quality in the Adviser’s opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by a Fund only through the Master Note program of a Fund’s custodian bank, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by a Fund.

ETFs. A Fund may invest in Exchange Traded Funds (“ETFs”). An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

Unit Investment Trusts. A unit investment trust, commonly referred to as a UIT, is one of three basic types of investment companies. The other two types are mutual funds and closed-end funds. A unit investment trust is a registered investment company that buys and holds a generally fixed portfolio of stocks, bonds, or other securities. "Units" in the trust are sold to investors (unitholders) who receive a share of principal and dividends (or interest). A UIT has a stated date for termination that varies according to the investments held in its portfolio. A UIT investing in long-term bonds may remain outstanding for 20 to 30 years. UITs that invest in stocks may seek to capture capital appreciation over a period of a year or a few years. When these trusts are dissolved, proceeds from the securities are either paid to unitholders or reinvested in another trust. A UIT does not actively trade its investment portfolio. That is, a UIT buys a relatively fixed portfolio of securities (for example, five, ten, or twenty specific stocks or bonds), and holds them with little or no change for the life of the UIT. Because the investment portfolio of a UIT generally is fixed, investors know more or less what they are investing in for the duration of their investment. Investors will find the portfolio securities held by the UIT listed in its prospectus.

Repurchase Agreements. A Fund may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value.

Reverse Repurchase Agreements. A Fund may also be involved with reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Illiquid Investments. A Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (“Trustees”), the Adviser determines the liquidity of a Fund’s investments, and through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of a Fund’s investments, the Adviser may consider various factors including (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, a Fund may take appropriate steps to protect a Fund’s liquidity as deemed necessary or advisable by a Fund. A Fund, through its Fair Value Committee, values illiquid securities using its fair value procedures (described below) but there can be no assurance that (i) a Fund will determine fair value for a private investment accurately; (ii) that a Fund will be able to sell private securities for the fair value determined by a Fund; or (iii) that a Fund will be able to sell such securities at all. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Private Securities Transactions. In general, securities purchased in private transactions are legally restricted as to resale. A Fund’s investments in private placements will be subject to a number of risks because the securities will be illiquid securities for which there is no public market. Illiquid securities are subject to risks of potential delays in resale and uncertainty in valuation. In addition, as noted under “Illiquid Securities” above, if at any time more than 15% of a Fund’s net assets are invested in illiquid securities, a Fund may take appropriate steps to protect a Fund’s liquidity as deemed necessary or advisable by a Fund. In such a case, a Fund may seek to sell private securities in its portfolio prematurely at prices below what the Adviser believes to be the securities’ fair value.

Restricted Securities. Within its limitation on investment in illiquid securities and a Fund’s private investments, a Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. A Fund values restricted securities under fair value procedures described above under “Illiquid Securities” and as described in the section entitled “Investing in a Fund – Determining a Fund’s Net Asset Value” of the Prospectus.

Forward Commitment & When-Issued Securities. A Fund may purchase securities on a when-issued basis or for settlement at a future date if a Fund holds sufficient assets to meet the purchase price. In such purchase transactions, a Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, a Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although a Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, a Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate. In such a case, a Fund could incur a short-term gain or loss.

Short Sales of Securities. A Fund may make short sales, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. A Fund then sells the borrowed security to a buyer in the market. A Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, a Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. When a Fund makes a short sale, a Fund will segregate liquid assets (such as cash, U.S. government securities, or equity securities) on a Fund’s books and/or in a segregated account at a Fund’s custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of a Fund’s short position obligations.

In addition, a Fund may make short sales “against the box” i.e., when a Fund sells a security short when a Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Lending of Portfolio Securities. In order to generate additional income, a Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Trustees. In determining whether a Fund will lend securities, the Adviser will consider all relevant facts and circumstances. A Fund may not lend securities to any company affiliated with the Adviser. Each loan of securities will be collateralized by cash, securities or letters of credit. A Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with a Fund cash or cash equivalent collateral, or provide to a Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay a Fund any interest paid on the loaned securities, and a Fund may invest the cash collateral to earn additional income. Alternatively, a Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or a Fund will be paid a premium for the loan. Loans are subject to termination at the option of a Fund or the borrower at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Temporary Defensive Positions. A Fund may, from time to time, take temporary defensive positions that are inconsistent with a Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, a Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When a Fund takes a temporary defensive position, a Fund may not be able to achieve its investment objective.

INVESTMENT RESTRICTIONS

Fundamental Restrictions. Each Fund has adopted the following “fundamental restrictions,” which cannot be changed without approval by holders of a majority of the outstanding voting shares of a Fund. A “majority” for this purpose means the lesser of (i) 67% of a Fund’s shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy, a Fund may not:

(1)	Issue senior securities, except as permitted by Section 18(f)(1) of the 1940 Act;
(2)
Borrow money, except to the extent permitted under Section 18(f)(1) the 1940 Act (including, but not limited to, reverse repurchase agreements and borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)
Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with selling covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws;
(5)
Make loans, provided that a Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan;

(6)
Purchase or sell real estate or interests in real estate directly; provided, however, that a Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);

(7)
Purchase or sell commodities, except that a Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and may purchase interests in equity securities issued by companies (including, without limitation, investment companies) that hold or invest in one or more commodities as their sole or principal business activity; or

(8)
Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, a Fund may not:

(1)
Purchase securities on margin; provided, however, that a Fund may obtain such short-term credits as may be necessary for the clearance of transactions, may make short sales to the extent permitted by the 1940 Act and may enter into options, forward contracts, futures contracts or indices options on futures contracts or indices;

(2)	Make investments for the purpose of exercising control or management over a portfolio company;
(3)	Invest in securities of other registered investment companies, except as permitted under the 1940 Act;
(4)	Invest in interests in oil, gas or other mineral exploration or development programs, although a Fund may invest in the common stock of companies which invest in or sponsor such programs;
(5)	Invest 15% or more of its total net assets in illiquid securities; or
(6)	Purchase warrants if as a result a Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants.

With respect to the “fundamental” and “non-fundamental” investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the percentage limitations on borrowing under a Fund’s second fundamental investment restriction apply at all times.

INVESTMENT ADVISOR

IMS Capital Management, Inc., an Oregon corporation, serves as the investment adviser to the Funds. The Adviser’s principal office is located 8995 S.E. Otty Road, Portland, Oregon 97086. Information about the Adviser and its duties and compensation as Adviser is contained in the Prospectus. The Adviser is an Oregon corporation and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Adviser supervises the Funds’ investments pursuant to an investment advisory agreement with the Trust. The Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of each Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

The Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds, subject to the approval of the Trustees.

Under the Funds’ Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

Carl W. Marker, Founder, is the Chairman and Chief Investment Officer of the Adviser and may be deemed a controlling person of the Adviser due to his ownership of the shares of the corporation.

The Adviser will receive a monthly management fee equal to an annual rate of each Fund’s net assets as follows:

IMS Capital Value Fund	1.21%
IMS Strategic Income Fund	1.26%
IMS Dividend Growth Fund	1.26%

In addition, the Adviser and the IMS Strategic Income Fund and IMS Dividend Growth Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Strategic Income and Dividend Growth Funds, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, shareholder servicing fees, extraordinary expenses, dividend and interest expenses in connection with securities sold short and payments) to not more than the following average daily net assets of each of the Funds through May 31, 2015:

Annual Operating Expenses
IMS Strategic Income Fund	____%
IMS Dividend Growth Fund	____%

As a result, the Funds’ “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited as indicated in the Prospectus. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund.

The following table describes the advisory fees paid to the Adviser by the Predecessor Funds during the periods indicated.

IMS CAPITAL VALUE FUND

Fiscal Year Ended	Advisory Fees Accrued	Fee Waiver and Expense Reimbursement	Net Advisory Fees Paid
June 30, 2011
June 30, 2012
June 30, 2013

IMS STRATEGIC INCOME FUND

Fiscal Year Ended	Advisory Fees Accrued	Fee Waiver and Expense Reimbursement	Net Advisory Fees Paid
June 30, 2011
June 30, 2012
June 30, 2013

IMS DIVIDEND GROWTH FUND

Fiscal Year Ended	Advisory Fees Accrued	Fee Waiver and Expense Reimbursement	Net Advisory Fees Paid
June 30, 2011
June 30, 2012
June 30, 2013

About the Portfolio Manager

Management of Other Accounts
The Portfolio Manager to the Existing Funds and the New Funds also may be responsible for the day-to-day management of other accounts, as indicated by the following table. As of December 31, 2013, the Portfolio Manager was also responsible for the management of the following types of other accounts other than the Funds:

Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number	Total Assets	Number	Total Assets	Number	Total Assets
Carl W. Marker	0	N/A	N/A	0	371	$66,154,000

Potential Conflicts of Interest. The Adviser’s management of accounts other than the Funds may give rise to potential conflicts of interest in connection with its management of the Funds’ investments, on the one hand, and the investments of the other accounts (the “Other Accounts”), on the other.  The Other Accounts might have similar investment objectives as the Funds, track the same indices a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund.  While the portfolio manager’s management of other accounts may give rise to the following potential conflicts of interest, the Adviser does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Adviser believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

•           Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Funds.  The portfolio manager knows the size and timing of trades for the Funds and the Other Accounts, and may be able to predict the market impact of Fund trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Funds, or vice versa.

•           Investment Opportunities:  The Adviser may provide investment supervisory services for a number of investment accounts that have varying investment guidelines.  Differences in the compensation structures of the Adviser’s various accounts may give rise to a conflict of interest by creating an incentive for the Adviser to allocate the investment opportunities it believes might be the most profitable to the client accounts that may benefit the most from the investment gains.

Compensation. Mr. Marker is compensated through salary, bonus and equity ownership of the Adviser.  His compensation is not determined by assets under management or performance of the Funds.

Disclosure of Securities Ownership. As of [June 30, 2013] Mr. Marker’s ownership of the Existing Funds was as follows:

Dollar Range of Fund Shares

IMS Capital Value Fund	$1 - $10,000
IMS Strategic Income Fund	$50,001 - $100,000
IMS Dividend Growth Fund	$50,001 - $100,000

TRUSTEES AND EXECUTIVE OFFICERS

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Art Falk 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Age 75	Trustee and Independent Chairman	Since June 2011	Mr. Falk has retired from Murray Hill Financial Marketing, a financial marketing consulting firm. He was President of the Company from 1990 to 2012.	Thirteen	None
Thomas Krausz 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Age 68	Trustee	Since June 2011
Mr. Krausz has been an independent management consultant to private enterprises since 2007. From 2005 to 2007 he was the Chief Technology Officer for IDT Ventures, a venture capital and business development firm. Prior to 2005, he was President of Mentorcom Services, Inc., a consulting and services company focusing on networking and web development.
				Thirteen	None
Tom M. Wirtshafter 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Age 58	Trustee	Since June 2011
Mr. Wirtshafter has been the Senior Vice President of each of American Portfolios Financial Services, a broker-dealer, and American Portfolios Advisors, an investment adviser, since 2009. From 2005 to 2008 Mr. Wirtshafter was a business consultant. Prior to 2005 he served in executive and consulting roles for various companies in the financial services industry.
				Thirteen	None

Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Interested Trustee*
Randall K. Linscott 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Age 42	President	Since July 2013
Mr. Linscott has been the Chief Operating Officer for M3Sixty Administration LLC since 2011. Prior to 2011, Mr. Linscott served as a Division Vice President at Boston Financial Data Services from 2005 until 2011.
				Thirteen	N/A
Officers
Robert S. Driessen 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Age 65	Chief Compliance Officer and Secretary	Since July 2013
Prior to 2013, Mr. Driessen served as the Senior Vice President and Chief Compliance Officer for Aquila Distributors, Inc., and Vice President and Chief Compliance Officer of its advisory affiliate, Aquila Investment Management LLC from November 2009 until December 2012. Prior to 2009, Mr. Driessen served as the Vice President and Chief Compliance Officer of Curian Capital, LLC from April 2004 to December 31, 2008.
				N/A	N/A
Brandon Byrd 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Age 33	Assistant Secretary	Since July 2013
Mr. Byrd has been the Director of Operations at M3Sixty Administration LLC since 2012. Prior to 2012, Mr. Byrd served as a Division Manager – Client Service Officer for Boston Financial Data Services from 2010 until 2012, and as a Group Manager for Boston Financial Data Services from 2007 until 2010.
				N/A	N/A
Larry Beaver 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Age 43	Treasurer	Since March 2007	Mr. Beaver has been the Director of Fund Accounting & Administration for Matrix Fund Services, a mutual fund operating division of Matrix Capital Group, since February 2005.	N/A	N/A

*	The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

Additional Information Concerning the Board of Trustees

Board Structure

The Trust’s Board of Trustees includes three independent Trustees and one interested Trustee, Mr. Linscott. Art Falk, one of the Trust’s independent trustees, serves as the Chairman of the Board. The Trustees have determined that the Trust’s current leadership structure is appropriate, as it allows Trust management to communicate with each independent Trustee as and when needed, and permits each independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and the Funds. During these meetings, the Board receives reports from the Funds’ administrator, transfer agent and distributor, and Trust management, including the Trust’s President, Mr. Linscott, and the Trust’s Chief Compliance Officer, Robert Driessen, on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee, a Nominating Committee and a Proxy Voting Committee (discussed in more detail below). Each of these Committees is comprised entirely of independent Trustees.

Qualification of Trustees

The Board has considered each Trustee's experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board. In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

Art Falk
For over 20 years, Mr. Falk was the President of Murray Hill Financial Marketing, a financial marketing consulting firm, and now serves as its Senior Vice President. Murray Hill provides consulting services on the development of mutual funds and similar investment products.

Thomas Krausz
Mr. Krausz has held numerous consulting and management positions, including as Chief Technology Officer for IDT Ventures, which provides venture capital and business development resources for domestic and international companies. Prior to his experience at IDT Ventures, Mr. Krausz was President of Mentorcom Services Inc., a consulting and services company focusing on networking and web development, and spent more than 20 years as an employee and then officer of IMI Systems, Inc., a computer consulting services company.

Tom M. Wirtshafter
Mr. Wirtshafter has more than 30 years’ experience managing and operating a wide range of financial services companies, and is currently a Senior Vice President at American Portfolios Financial Services, a broker-dealer, and American Portfolios Advisors, an investment adviser.

Randall Linscott
Mr. Linscott has over 20 years’ experience with a wide range of financial services companies, including service at PriceWaterhouseCoopers, an international public accounting firm, as well as Boston Financial Data Services, a transfer agency, prior to his role at Matrix 360 Administration and with the Trust.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission (the “SEC”), do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees. The Trustees have established the following standing committees:

Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent registered public accountants on behalf of all the Trustees. The Audit Committee also serves as the Trust’s qualified legal compliance committee. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met two times in the fiscal year ended April 30, 2013.

Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meeting of the shareholders of the Trust. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust. The Nominating Committee meets only as necessary and did not meet in the fiscal year ending April 30, 2013.

Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee.

The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet during the fiscal year ended April 30, 2013.

Fair Value Committee. In addition to the foregoing Committees established by the Board, the Trust has also established a Fair Value Committee. Art Falk, Thomas Krausz, Tom Wirtshafter and Robert Driessen are members of the Fair Value Committee. The Fair Value Committee oversees the valuation of restricted securities and any other security that may be purchased for the Trust’s portfolio for which a readily available market quotation is not available and implements guidelines and instructions adopted by the Board regarding the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. The Fair Value Committee reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security. The Fair Value Committee met 30 times in the fiscal year ended April 30, 2013.

Beneficial Equity Ownership Information. As of 30 days prior to the date of this SAI, the Funds had no shares outstanding. Therefore, the Board members and officers as a group owned no outstanding shares of the Fund.

Compensation. Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix Capital Group and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $1,000 each year plus $125 per Board or committee meeting attended in person and $100 per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee**	Aggregate Compensation From the Trust*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
Independent Trustees
Art Falk	$4,900	None	None	$4,900
Thomas Krausz	$3,000	None	None	$3,000
Tom M. Wirtshafter	$3,000	None	None	$3,000
Interested Trustee
Randall K. Linscott	None	None	None	None

*	Figures are for the fiscal year ended April 30, 2013

**	Each of the Trustees serves as a Trustee to the thirteen funds of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

           A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor.  As of April __, 2014, the following shareholders were considered to be either a control person or principal shareholder of the stated Predecessor Fund:

[FUND]

Name and Address	% Ownership	Type of Ownership

[FUND]

Name and Address	% Ownership	Type of Ownership

As of April __, 2014, the officers and trustees of the Trust as a group did not own any shares of the Fund.

PORTFOLIO TURNOVER

           Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Each Existing Funds’ portfolio turnover rate is a measure of that Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

           The following table sets forth the Predecessor Fund’s turnover rate for the periods indicated:

IMS CAPITAL VALUE FUND

Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2013
126.11%	98.21%	146.53%

IMS STRATEGIC INCOME FUND

Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2013
400.03%	392.81%	389.36%

IMS DIVIDEND GROWTH FUND

Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2013
161.85%	47.08%	97.55%

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for a Fund.  The Adviser shall manage a Fund’s portfolio in accordance with the terms of each Fund’s Investment Advisory Agreement by and between the Adviser and that Fund (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser selects the securities and manages the investments for a Fund, and also selects broker-dealers to execute portfolio transactions, all subject to the oversight of the Board of Trustees. The Advisory Agreement is described in detail under “Management and Administration”.  The Adviser serves as investment adviser for a number of client accounts, including the Funds.  Investment decisions for a Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Adviser.

Brokerage Selection.  In selecting brokers to be used in portfolio transactions, the Adviser’s general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Adviser considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Adviser’s past experience with similar trades and other factors that may be unique to a particular order.  Recognizing the value of these judgmental factors, the Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.  The Adviser may not give consideration to sales of shares of a Fund as a factor in selecting brokers to execute portfolio transactions.  The Adviser may, however, place portfolio transactions with brokers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on the broker’s sales efforts.

Under Section 28(e) of the Securities Exchange Act of 1934 and as provided in the Advisory Agreement, the Adviser is authorized to cause each Fund to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Where a product or service has a mixed use among research, brokerage and other purposes, the Adviser will make a reasonable allocation according to the uses and will pay for the non-research and non-brokerage functions in cash using its own funds.

 The research and investment information services described above make available to the Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to the Adviser in connection with advisory clients other than a Fund and not all such services may be useful to the Adviser in connection with a Fund.  Although such information may be a useful supplement to the Adviser’s own investment information in rendering services to a Fund, the value of such research and services is not expected to reduce materially the expenses of the Adviser in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Adviser by a Fund.

A Fund may invest in securities traded in the over-the-counter market.  Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions.  A Fund, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere.  When a transaction involves exchange listed securities, the Adviser considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

Aggregated Trades.  While investment decisions for a Fund are made independently of the Adviser’s other client accounts, the Adviser’s other client accounts may invest in the same securities as a Fund.  To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to a Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

The following table describes the brokerage transactions directed to brokers by the Predecessor Fund during the fiscal year ended June 30, 2013, due to research services provided to the Advisor.

IMS CAPITAL VALUE FUND

Amount of Transactions	Brokerage Commissions
$XXX	$XXX

IMS STRATEGIC INCOME FUND

Amount of Transactions	Brokerage Commissions
$XXX	$XXX

IMS DIVIDEND GROWTH FUND

Amount of Transactions	Brokerage Commissions
$XXX	$XXX

Over-the-counter transactions may be placed with broker-dealers if the Adviser is able to obtain best execution (including commissions and price).  Over-the-counter transactions may also be placed directly with principal market makers. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.  Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The following table describes the brokerage commissions paid by the Predecessor Fund for the periods indicated.

IMS CAPITAL VALUE FUND

Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2013
$XXX	$XXX	$XXX

IMS STRATEGIC INCOME FUND

Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2013
$XXX	$XXX	$XXX

IMS DIVIDEND GROWTH FUND

Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2013
$XXX	$XXX	$XXX

The Trust, the Adviser and the Fund’s Distributor have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940, as amended.  The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund.  You may obtain copies of the Codes from the Trust, the Advisor or the Distributor, free of charge, by calling Shareholder Services at (888) 263-5593.  You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding securities held by a Fund and disclosure of purchases and sales of such securities may be made to shareholders of the Trust or other persons. These policies include the following:

•	Public disclosure regarding the securities held by a Fund (“Portfolio Securities”) on a given day will not be made until the close of the next business day at least 24 hours after such day.

•
Public disclosure regarding a Fund’s Portfolio Securities is made quarterly through the Funds’ Form N-Q and Semi-Annual and Annual Reports (“Official Reports”). Other than the Official Reports, shareholders and other persons generally may not be provided with information regarding Portfolio Securities held, purchased or sold by a Fund.

•
Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolios, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or a Fund, but only if such disclosure has been publicly disclosed or approved in writing by the Chief Compliance Officer of the Trust (the “CCO”). The CCO will not approve arrangements prior to public disclosure unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

•
The Trust’s policy relating to disclosure of the Trust's holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Trust's investment adviser or to other Trust service providers, including but not limited to the Trust's administrator, distributor, custodian, legal counsel and auditors as identified in the Prospectus and this SAI, financial printers or to brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by a Fund that is made on the same basis to all Fund shareholders. This information is disclosed to third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships), and (iv) understandings or expectations between the parties that the information will be kept confidential.

•
The CCO is required to approve any arrangements other than disclosure to service providers under which information relating to Portfolio Securities held by the Portfolios, or purchased or sold by a Fund is disclosed to a shareholder or other person before disclosure in the Official Reports. In making such a determination, the CCO may consider, among other things, the information to be disclosed, the timing of the disclosure, the intended use of the information, whether the arrangement is reasonably necessary to aid in conducting the ongoing business of a Fund, and whether the arrangement will adversely affect the Trust, a Fund or its shareholders. The CCO will not approve such arrangements unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

•	The CCO shall inform the Board of Trustees of any special portfolio holdings disclosure arrangements that are approved by the CCO, and the rationale supporting approval.

•
Neither the Trust's investment adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the investment adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by a Fund.

PROXY VOTING POLICY

The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for the Funds, subject to oversight of the Trustees.

(1)	PROXY VOTING AND DISCLOSURE POLICY FOR 360 FUNDS

I.	Introduction

Effective April 14, 2003, the SEC adopted rule and form amendments under the Securities Act of 1933, the Securities Act of 1934, and the Investment Company Act of 1940 (“Investment Company Act”) to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the “IC Amendments”).

The IC Amendments require that the Trust and the Fund disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Fund to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (“Policy”) is designed to ensure that the Fund complies with the requirements of the IC Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that the Fund’s proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

A.	General

The Trust’s Board of Trustees (“Board”) believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Fund are committed to voting corporate proxies in the manner that best serves the interests of the Fund’s shareholders.

B.	Delegation to Fund’s Adviser

The Board believes that the Adviser, as the Fund’s investment adviser, is in the best position to make individual voting decisions for the Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:
(1) to make the proxy voting decisions for the Fund; and
(2) to assist the Fund in disclosing the Fund’s proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, shall approve the Adviser’s Proxy Voting and Disclosure Policy (“Adviser’s Voting Policy”) as it relates to the Fund. The Board shall also approve any material changes to the Adviser’s Voting Policy no later than four (4) months after adoption by Adviser.

C.	Conflicts

In cases where a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust’s Proxy Voting Committee (as defined below).

III.	Fund Disclosure

A.	Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

The Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders in its Statement of Additional Information (“SAI”) on Form N-1A. The Fund will notify shareholders in the SAI and the Fund’s shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov. The Fund will send this description of the Fund’s Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.	Disclosure of the Fund’s Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act, the Fund shall disclose to its shareholders on Form N-PX the Fund’s complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.
The Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

(i)	The name of the issuer of the portfolio security;
(ii)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)	The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);
(iv)	The shareholder meeting date;
(v)	A brief identification of the matter voted on;
(vi)	Whether the matter was proposed by the issuer or by a security holder;
(vii)	Whether the Fund cast its vote on the matter;
(viii)	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)	Whether the Fund cast its vote for or against management.

The Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

The Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund’s website at a specified Internet address; and (2) on the SEC’s website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.	Recordkeeping

 The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy Statements received regarding the Fund’s securities;
(iii)	Records of votes cast on behalf of the Fund; and
(iv)	A record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Adviser’s records.

The Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.	Proxy Voting Committee

A.	General

The Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how the Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand.

B.	Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.	Other

This Policy may be amended, from time to time; provided, however, that material changes are approved by the Board as provided under Section II(B) above.

Each year the Fund is required to file Form N-PX stating how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, within 60 days after the end of such period. Information regarding how the Funds voted proxies as set forth in its most recent filing of Form N-PX will be available (1) without charge, upon request, by calling the Funds at (888) 263-5593; and (2) on the SEC’s website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

The net asset value and net asset value per share of a Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of shares of a Fund will not be calculated.

In computing a Fund’s net asset value, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of a Fund outstanding at the time of the valuation and the result is the net asset value per share of a Fund.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. Values are determined according to accepted accounting practices and all laws and regulations that apply. Using methods approved by the Trustees, the assets of a Fund are valued as follows:

•
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by a Fund.

•
Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price. Options held by a fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price.

•	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

•	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

•
Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

•	Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities.

Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities of a Fund and the allocable portion of any general assets are conclusive. As described in the Prospectus, the Adviser is responsible for notifying the Trustees or the Trust’s Fair Value Committee when it believes that fair value pricing is required for a particular security. The Trust has adopted Fair Value Pricing procedures and instructions that apply to investments by a Fund in restricted securities and warrants (“Restricted Securities”). A description of these procedures and instructions is included in the Prospectus and is incorporated herein by reference. As explained in the Prospectus, because a Fund’s fair valuing of Restricted Securities is a determination of the amount that the owner might reasonably expect to receive for them upon their current sale, a Fund is subject to the risk that a Fund’s fair valued prices are not accurate, and that the fair value price is not reflective of the value a Fund will receive upon a sale of the security.

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash.  However, a Fund reserves the right to meet redemption requests by payment in kind where it believes it is in the best interest of the Fund and the remaining shareholders.  In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund’s net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.

CUSTODIAN

           Huntington National Bank serves as custodian for the Funds’ assets. The Custodian acts as the depository for the Funds, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds’ request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Funds an annual fee based on the average net assets of the Funds held by the Custodian plus additional out of pocket and transaction expenses incurred by the Funds.

FUND SERVICES

Until May __, 2014, Huntington Asset Services, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208, acted as the Predecessor Fund’s transfer agent, fund accountant and administrator.  Huntington received a monthly fee from the Predecessor Fund of $1.25 per shareholder account (subject to a minimum monthly fee of $1,250) for these transfer agency services.

In addition, Huntington provided the Predecessor Fund with fund accounting services.  For its services as fund accountant, Huntington received a monthly fee from the Predecessor Fund equal to an annual rate of 0.050% of the Predecessor Fund’s average daily net assets up to $50 million, 0.040% of the Predecessor Fund’s average daily net assets from $50 million to $100 million, 0.030% of the Predecessor Fund’s average daily net assets from $100 million to $150 million, and 0.020% of the Predecessor Fund’s average daily net assets over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million).

Huntington also provided the Predecessor Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.  Huntington received a monthly fee from the Predecessor Fund equal to an annual rate of 0.100% of the Predecessor Fund’s average daily net assets under $50 million, 0.070% of the Predecessor Fund’s average daily net assets from $50 million to $100 million, 0.050% of the Predecessor Fund’s average daily net assets from $100 million to $150 million, and 0.030% of the Predecessor Fund’s average daily net assets over $150 million (subject to a minimum fee of $2,500 per month).  Huntington also received a compliance program services fee of $800 per month from the Predecessor Fund.

The following table describes the fees paid to Huntington by the Predecessor Fund for fund accounting, administrative and transfer agency services provided to the Fund for the periods indicated:

IMS CAPITAL VALUE FUND

	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2013
Fund Accounting Fees
Administrative Fees
Transfer Agency Fees

IMS STRATEGIC INCOME FUND

	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2013
Fund Accounting Fees
Administrative Fees
Transfer Agency Fees

IMS DIVIDEND GROWTH FUND

	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2013
Fund Accounting Fees
Administrative Fees
Transfer Agency Fees

As of May __, 2014, Matrix 360 Administration, LLC (“M3Sixty”), with principal offices at 4520 Main Street, Suite 1425, Kansas City, MO 64111, provides accounting, administrative, transfer agency, dividend disbursing agency, and shareholder servicing agency services for the Trust pursuant to an Investment Company Services Agreement (the “Services Agreement”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

Under the Services Agreement, the Trust, on behalf of the Funds, pays M3Sixty servicing fees as described below for each Fund:

Fund Accounting
Fund Administration
Transfer Agency
Fund Asset Based Fees (annualized)

M3Sixty fees shall not be less than $_______ per fund for the above listed services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL

[          ] served as the independent registered public accounting firm for both the Predecessor Funds and for the New Funds.

Graydon Head & Ritchey LLP located at 511 Walnut Street, Suite 1900, Cincinnati, Ohio 45202 serves as legal counsel to the Trust and the independent Trustees.

DISTRIBUTOR

Matrix Capital Group, Inc. acts as the principal underwriter and distributor (“Matrix”, or the “Distributor”) of the Funds’ shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distributor is a broker-dealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority, Inc. and maintains, at its own expense, its qualification as a broker-dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Funds. Shares of the Funds are sold on a continuous basis. The distribution agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. Under the Distribution Agreement, for each Fund, the Distributor shall be paid [XXX].

The Distribution Agreement between the Fund and Matrix has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Funds, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the “Code”), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code. At least 90% of the gross income of the Funds must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Funds’ business of investing in such stock, securities or currencies. Any income derived by the Funds from a partnership or trust is treated as derived with respect to the Funds’ business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Funds in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Funds intend to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. The 2012 Taxpayer Relief Act signed into law by President Obama on January 2, 2013 set the long-term capital gains rate for individual taxpayers at a rate of 15% for individuals who are subject to the 25% (or greater) tax bracket on their ordinary income and whose taxable income is less than $400,000 ($450,000 for married filing jointly) and at 20% for those individuals whose taxable income is more than $400,000. Some, but not all, of the dividends paid by the Funds may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Funds designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met. Taxable dividends paid by a Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by a Fund as qualifying for the DRD.

If the Funds designate a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares. All taxable dividends paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Funds engage in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Each series of the Trust, including the Funds, will designate (1) any dividend of qualified dividend income as qualified dividend income; (2) any tax-exempt dividend as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; and (4) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series’ taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Funds do not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of a Fund’s current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

The Funds will be required, in certain cases, to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2014) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Funds that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of the Funds’ activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Funds and their shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Funds to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN with the Funds certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI with the Funds certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.

The Funds are required to report the gross proceeds from the sale of Fund shares and is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. In the absence of an election by a shareholder to elect from available IRS accepted cost basis methods, the Funds will use a default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law applies to them.

On March 30, 2010, President Obama signed into law the Health Care and Education Reconciliation Act of 2010. This act requires certain individuals, estates and trusts to pay a 3.8% Medicare surtax on “net investment income” including, among other things, dividends and proceeds of sale in respect of securities like Fund shares, subject to certain exceptions. This surtax applies for taxable years beginning after December 31, 2012. Prospective investors should consult with their own tax advisors regarding the effect, if any, of the Health Care and Education Reconciliation Act of 2010 on their ownership and disposition of the shares.

The Funds will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.

FINANCIAL STATEMENTS

           The financial statements and the report of the Independent Registered Public Accounting Firm, required to be included in the Statement of Additional Information are incorporated herein by reference to the Predecessor Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2013.  The Semi-Annual Report to Shareholders of the Predecessor Fund for the period ended December 31, 2013 is incorporated by reference to Unified Series Trust’s Form N-CSR that was previously filed with the SEC on March 6, 2014.  You can obtain the a copy of the Annual Report or Semi-Annual Report without charge on the Fund’s website at www.imsfunds.com, upon written request, or request by telephone. Upon consummation of the Reorganization, the New Fund will not sell shares to the public until it adopts the financial statements of the Existing Fund.

PART C

FORM N-14

OTHER INFORMATION

ITEM 16.	Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant's Trust Instrument contains the following provisions:

Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Section 3. Indemnification.

(a)	Subject to the exceptions and limitations contained in Subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii) as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into an Investment Advisory Agreement with respect to each series’ respective investment adviser and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. Personnel of certain investment advisers to the trust and the Distributor may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 17.	Exhibits
(1)(a)	Agreement and Declaration of Trust (“Trust Instrument”).1

(1)(b)	Certificate of Amendment to Agreement and Declaration of Trust.5
(2)	By-Laws.1

(3)	None
(4)	Form of Agreements and Plans of Reorganization dated as of May _, 2014.*11
(5)	Articles III, V, and VI of the Trust Instrument, Exhibit 28(a)(1) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(6)(a)
Investment Advisory Agreement between the Registrant and Snow Capital Management L.P. (“Snow Capital”) with respect to the Snow Capital Focused Value Fund, the Snow Capital Hedged Equity Fund, the Snow Capital Market Plus Fund, the Snow Capital Inflation Advantaged Equities Fund, the Snow Capital Dividend Plus Fund and the Snow Capital Mid Cap Value Fund (the “Snow Capital Funds”).6

(6)(b)	Investment Advisory Agreement between the Registrant and Stringer Asset Management, LLC with respect to the Stringer Growth Fund.6

(6)(c)	Investment Advisory Agreement between the Registrant and Winning Points Advisors, LLC with respect to the WP Large Cap Income Plus Fund.7
(6)(d)	Investment Advisory Agreement between the Registrant and Foundry Partners, LLC with respect to the Foundry Micro Cap Value Fund and the Foundry Small Cap Value Fund (the “Foundry Funds”).9
(6)(e)
Investment Advisory Agreement between the Registrant and IMS Capital Management, Inc. with respect to the IMS Capital Value Fund, IMS Strategic Income Fund and IMS Dividend Growth Fund (the “IMS Funds”).*

(6)(f)	Expense Limitation Agreement between the Registrant, with respect to the Snow Capital Funds, and Snow Capital.6
(6)(g)	Expense Limitation Agreement between the Registrant, with respect to the Stringer Growth Fund, and Stringer Asset Management, LLC.6
(6)(h)	Expense Limitation Agreement between the Registrant, with respect to the Foundry Funds, and Foundry Partners, LLC.10
(6)(i)	Expense Limitation Agreement between the Registrant, with respect to the IMS Funds, and IMS Capital Management, Inc.*
(7)(a)	Distribution Agreement between the Registrant, with respect to the Snow Capital Funds, and the Distributor.6

(7)(b)	Distribution Agreement between the Registrant, with respect to the Stringer Fund, and the Distributor.6
(7)(c)	Distribution Agreement between the Registrant, with respect to the WP Large Cap Income Plus Fund, and the Distributor.7
(7)(d)	Distribution Agreement between the Registrant, with respect to the Foundry Funds and the Distributor.9

(7)(e)	Distribution Agreement between the Registrant, with respect to the IMS Funds and the Distributor.*
(8)	None.

(9)(a)	Custodian Agreement between the Trust, on behalf of the Stringer Growth Fund, and Fifth Third Bank.6

(9)(b)	Custodian Agreement between the Trust, on behalf of the Snow Capital Funds, and US Bank.6
(9)(b)(i)	First Amendment to Custodian Agreement between the Trust, on behalf of the Foundry Funds and U.S. Bank, National Association.9

(9)(c)	Custodian Agreement between the Trust, on behalf of the WP Large Cap Income Plus Fund, and Fifth Third Bank.7
(9)(d)	Custodian Agreement between the Trust, on behalf of the IMS Funds, and Huntington National Bank.*
(10)(a)	Distribution Plan under Rule 12b-1 for the Snow Capital Funds.6
(10)(b)	Distribution Plan under Rule 12b-1 for the Stringer Growth Fund.6
(10)(c)	Distribution Plan under Rule 12b-1 for the WP Large Cap Income Plus Fund.7
(10)(d)	Rule 18f-3 Plan for the Snow Capital Funds.6
(10)(e)	Rule 18f-3 Plan for the Stringer Growth Fund.6
(10)(f)	Rule 18f-3 Plan for the WP Large Cap Income Plus Fund.7

(11)(a)	Opinion and Consent of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Snow Capital Funds.6
(11)(b)	Opinion and Consent of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Stringer Growth Fund.6
(11)(c)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the WP Large Cap Income Plus Fund.7
(11)(d)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the Foundry Funds.9
(11)(e)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the IMS Funds.*
(12)	Opinion and Consent of Graydon Head & Ritchey LLP regarding tax matters.*

(13)(a)	Investment Company Services Agreement between the Registrant, on behalf of the Snow Capital Funds, and Matrix 360 Administration, LLC, as Administrator.6

(13)(b)	Investment Company Services Agreement between the Registrant, on behalf of the Stringer Growth Fund, and Matrix 360 Administration, LLC, as Administrator.6
(13)(c)	Investment Company Services Agreement between the Registrant, on behalf of the WP Large Cap Income Plus Fund, and Matrix 360 Administration, LLC, as Administrator.7
(13)(d)	Investment Company Services Agreement between the Registrant on behalf of the Foundry Funds, and Matrix 360 Administration, LLC, as Administrator.9

(13)(e)	Investment Company Services Agreement between the Registrant on behalf of the IMS Funds, and Matrix 360 Administration, LLC, as Administrator.*

(14)	Consent of Independent Registered Public Accounting Firm.*

(15)	None.

(16)	Copy of Powers of Attorney.7

(17)
(i) Prospectus and Statement of Additional Information for the IMS Funds and Unified Series Trust dated October 28, 2013 filed in Post-Effective Amendment No. 287 is incorporated by reference.

(ii) Audited Annual Financial Report for the IMS Funds and Unified Series Trust for the fiscal year ended June 30, 2013 filed on Form N-CSR is incorporated by reference.

(iii) Unaudited Semi-Annual Financial Report for the IMS Funds and Unified Series Trust for the fiscal period ended December 31, 2013 filed on Form N-CSR is incorporated by reference.

(iv) Form of Proxy Card.*

1	Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed March 14, 2005.

2	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed June 13, 2005.

3	Reserved.

4	Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed August 21, 2008.

5	Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A filed August 26, 2011.
6	Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed March 27, 2013.

7	Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed October 10, 2013.

8	Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed November 15, 2013.

9	Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed January 29, 2014.

10	Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed February 5, 2014.

11	Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 filed May 7, 2014.

*	To be filed by amendment.
**	Filed herewith.

ITEM 17.	Undertakings
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of Kansas City, State of Missouri, on the 19th day of May, 2014.
360 Funds Trust

By:	/s/ Randall Linscott
Randall Linscott, President and Trustee

As required of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacity and on the dates indicated.

*		May 19, 2014
Art Falk, Trustee		Date

*		May 19, 2014
Thomas Krausz, Trustee		Date

*		May 19, 2014
Tom M. Wirtshafter, Trustee		Date

/s/ Randall Linscott		May 19, 2014
Randall Linscott, Trustee and President		Date

/s/ Larry Beaver		May 19, 2014
Larry Beaver, Treasurer		Date

* By:	/s/ Randall Linscott	May 19, 2014
Randall Linscott, Attorney-in-Fact		Date

EXHIBIT LIST

None.